UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus
Growth Fund, Inc. and Master Focus Growth LLC, 800 Scudders Mill Road, Plainsboro, NJ
08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2009

Date of reporting period: 02/28/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

FEBRUARY 28, 2009 | (UNAUDITED)

BlackRock Fundamental Growth Principal Protected Fund

OF BLACKROCK PRINCIPAL PROTECTED TRUST

BlackRock Global Growth Fund, Inc.

BlackRock Focus Growth Fund, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crisis swelled into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The US economy appeared somewhat resilient through the first few months of 2008 before becoming mired in the worst recession in decades. The economic data was dire across the board, but worse was the intensifying pace of deterioration in consumer spending, employment, manufacturing and other key indicators. US gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter — substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system. In addition to slashing the federal funds target rate from 3% to a record low range of 0% to 0.25%, the central bank provided enormous cash injections and significantly expanded its balance sheet via various lending and acquisition programs.

Against this backdrop, US equities contended with relentless market volatility, and the sentiment turned decisively negative toward period end. Declines were significant and broad based, with little divergence among the returns for large and small cap stocks. Non-US stocks were not spared either, as the credit crisis revealed itself to be global in nature and economic activity slowed dramatically.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll.

Meanwhile, tax-exempt issues posted positive returns for the period, but the sector was not without significant challenges, including a shortage of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of February 28, 2009	6-month	12-month
US equities (S&P 500 Index)	(41.82)%	(43.32)%
Small cap US equities (Russell 2000 Index)	(46.91)	(42.38)
International equities (MSCI Europe, Australasia, Far East Index)	(44.58)	(50.22)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.52	8.09
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	1.88	2.06
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.05	5.18
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(21.50)	(20.92)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments,

and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of February 28, 2009 BlackRock Fundamental Growth Principal Protected Fund

Portfolio Management Commentary

How did the Fund perform?
•Effective November 14, 2008, the Fund transitioned to a new portfolio management team. As part of this transition, the Fund’s benchmark was changed from the S&P 500 Citigroup Growth Index to the Russell 1000
Growth Index to more accurately reflect the universe of securities in which the Fund will now invest.

•For the six-month period, the Fund outperformed its all-equity benchmarks, the Russell 1000 Growth Index and the S&P 500 Index. Fund results also outpaced its former all-equity benchmark, the S&P 500 Citigroup
Growth Index.

What factors influenced performance?
•Sector allocation within consumer staples and telecommunication services, combined with positive stock selection within consumer discretionary and materials, accounted for the majority of the Fund’s outperformance relative to the Russell 1000 Growth Index. Top-performing stocks in the Fund included Agnico-Eagle Mines Ltd., American Tower Corp., Kohl’s Corp.,
Apollo Group, Inc. and Ross Stores, Inc.

•Conversely, stock selection in the energy and health care sectors, along with a slight overweight in financials, hindered comparative performance.
National Oilwell Varco, Inc., Schlumberger Ltd., State Street Corp., Janus
Capital Group, Inc. and Intuitive Surgical, Inc. were among the Fund’s weakest performers.

Describe recent portfolio activity.
•The Fund’s fixed income component was invested in a United States
Treasury Strip with a maturity of November 2009.

•Within the equity portfolio, we decreased the Fund’s weighting in the financials, consumer staples and materials sectors during the period.
Among the Fund’s largest sales were Costco Wholesale Corp., State Street
Corp. and Monsanto Co.

•We increased investments in consumer discretionary, industrials and telecommunication services. The Fund’s largest purchases included Apollo
Group, Inc., Kohl’s Corp., Danaher Corp. and American Tower Corp.

Describe Fund positioning at period end.
•Relative to the Russell 1000 Growth Index, the Fund ended the period with a significant underweight in the consumer staples sector. Overweight positions were held in the consumer discretionary, health care and tele-
communication services sectors.

•We believe our emphasis on fundamental research and bottom-up stock picking will enable us to deliver strong results, regardless of the direction of the market. We continue to emphasize both stable growth companies, which are more defensive and will outperform if market pressure continues, and opportunistic holdings, which will appreciate more sharply in an eco-
nomic recovery. The economic recession in the United States and globally —
which has severely impacted the US consumer — presents a major threat to future returns. We believe that this environment will separate the winners from the losers, and we are seeing solid opportunities to invest in long-term winners at attractive prices.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2008 February 28, 2009		During the Period[1]	September 1, 2008 February 28, 2009		During the Period[1]
Institutional	$1,000	$878.80	$ 9.27	$1,000	$1,015.03	$9.95
Investor A	$1,000	$878.00	$10.39	$1,000	$1,013.83	$11.15
Investor B	$1,000	$874.60	$13.97	$1,000	$1,009.99	$14.98
Investor C	$1,000	$874.00	$13.97	$1,000	$1,009.99	$14.98

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.98% for Institutional, 2.22% for Investor A, 2.99% for Investor B, and 2.99% for
Investor C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

4 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

BlackRock Fundamental Growth Principal Protected Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund consists primarily of common stocks and U.S. Treasury bonds, including zero coupon bonds.
3 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly New York Stock
Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
4 This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P
500 Index that have been identified as being on the growth end of the growth-value spectrum.
5 This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
6 This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-
average growth orientation. The Fund now uses this index as its benchmark rather than the S&P 500 Citigroup Growth Index because Fund management believes it better reflects the Fund’s investment strategies.
7 Commencement of operations.

Performance Summary for the Period Ended February 28, 2009

				Average Annual Total Returns[8]
		1 Year		5 Years		Since Inception[9]
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(12.12)%	(13.45)%	N/A	(0.62)%	N/A	1.35%	N/A
Investor A	(12.20)	(13.62)	(18.16)%	(0.88)	(1.94)%	1.09	0.23%
Investor B	(12.54)	(14.36)	(18.05)	(1.63)	(1.93)	0.32	0.32
Investor C	(12.60)	(14.33)	(15.15)	(1.65)	(1.65)	0.31	0.31
S&P 500 Index	(41.82)	(43.32)	N/A	(6.63)	N/A	(0.94)	N/A
S&P 500 Citigroup Growth Index	(37.66)	(37.39)	N/A	(6.31)	N/A	(1.26)	N/A
Barclays Capital U.S. Aggregate Bond Index	1.88	2.06	N/A	4.00	N/A	4.36	N/A
Russell 1000 Growth Index	(39.90)	(40.03)	N/A	(6.35)	N/A	(0.98)	N/A

8 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance”
on page 10 for a detailed description of share classes, including any related sales charges and fees.
9 The Fund commenced operations on 11/13/02.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Fund’s Warranty Provider, or its parent corporation,
Bank of America Corporation, please contact the Fund at (800) 441-7762.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 5

Fund Summary as of February 28, 2009 BlackRock Global Growth Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•Effective November 14, 2008, the Fund transitioned to a new portfolio management team. As part of this transition, the Fund’s benchmark was changed from the MSCI World Index to the S&P Global Broad Market Index
to more accurately reflect the universe of securities in which the Fund will now invest.

•Amid a challenging six-month period for global equities, the Fund under-
performed the S&P Global Broad Market Index and MSCI World Index.

What factors influenced performance?
•Detracting from performance during the six-month period were the Fund’s overweight in the energy sector, along with stock selection within informa-
tion technology (IT) and telecommunication services. Within energy, a large underweight in integrated oil & gas companies hurt relative returns, as investors preferred these safer havens relative to higher-risk energy stocks in an environment where commodity prices fell. In IT, holdings within the internet software & services sub-industry hampered results. Fund positions in eBay, Inc. and Sina Corp., as well as an underweight in Google, Inc., drove unfavorable comparisons. Lastly, exposure to emerging market wireless companies was the key detractor within the telecommunication services sector.

•Contributing positively to relative results were stock selection within materi-
als and consumer discretionary, as well as sector allocation positioning in materials, financials, consumer staples and industrials. Within materials, an overweight in gold mining stocks, which returned over 60% during the period, was the most significant source of positive allocation effects. The

Fund also benefited from favorable stock selection among diversified metals & mining holdings, as companies such as BHP Billiton Ltd.,
Freeport-McMoRan Copper & Gold, Inc. and Sumitomo Metal Mining Co.,
Ltd. outperformed. Within financials, underweights in life & health insurers and real estate aided relative performance. While the Fund’s slight over-
weight in banks hampered returns, strong selection within the group outweighed these results. Finally, good positioning among retail holdings drove favorable returns in the consumer discretionary sector.

Describe recent portfolio activity.
•Following the transition to the new management team, positioning changes shifted consistent with our fundamental opinions and assessment of rela-
tive risk and reward. Exposure was added to the IT, consumer discretionary, health care and utilities sectors. At the same time, we trimmed holdings within energy, financials, industrials and materials. Regional exposures did not change materially from the prior period-end.

Describe Fund positioning at period end.
•At period end, the Fund held its greatest sector underweights in industrials, utilities and consumer staples, while it had a smaller overweight in con-
sumer discretionary. As earnings visibility remains uncertain, the Fund maintains a high level of diversification and relatively muted active risk at the sector level. A balanced approach, with the intentions of adding risk where appropriate on further weakness, will drive portfolio activity going forward.

•On a regional basis, the Fund maintained a slight overweight in North
America and Emerging Asian economies, while holding an underweight in Developed Europe and Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2008 February 28, 2009 During the Period[1]			September 1, 2008 February 28, 2009 During the Period[1]
Institutional	$1,000	$553.00	$4.10	$1,000	$1,019.61	$ 5.34
Investor A	$1,000	$552.10	$5.26	$1,000	$1,018.12	$ 6.84
Investor B	$1,000	$549.60	$9.12	$1,000	$1,013.13	$11.84
Investor C	$1,000	$550.20	$8.43	$1,000	$1,014.03	$10.95
Class R	$1,000	$550.70	$6.88	$1,000	$1,016.02	$ 8.95

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.06% for Institutional, 1.36% for Investor A, 2.36% for Investor B, 2.18% for Investor C
and 1.78% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

6 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

BlackRock Global Growth Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in equity securities with a particular emphasis on companies located in various foreign countries and the U.S.
that have exhibited above-average growth rates in earnings.
3 This unmanaged market capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 22 countries, including the United States.
4 This is a comprehensive, rules base index designed to measure global stock market performance. The Fund now uses this index as its benchmark rather than the MSCI World Index because Fund management believes it is a more appropriate measure of Fund management’s investment style and is better aligned with the Fund’s investment strategies.

Performance Summary for the Period Ended February 28, 2009

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(44.70)%	(49.10)%	N/A	(0.06)%	N/A	(1.69)%	N/A
Investor A	(44.79)	(49.27)	(51.93)%	(0.33)	(1.40)%	(1.94)	(2.47)%
Investor B	(45.04)	(49.72)	(51.98)	(1.15)	(1.54)	(2.55)	(2.55)
Investor C	(44.98)	(49.66)	(50.16)	(1.11)	(1.11)	(2.71)	(2.71)
Class R	(44.93)	(49.48)	N/A	(0.64)	N/A	(2.12)	N/A
S&P Global Broad Market Index	(44.38)	(48.47)	N/A	(3.88)	N/A	(0.51)	N/A
MSCI World Index	(43.55)	(47.12)	N/A	(5.02)	N/A	(2.55)	N/A

5 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance”
on page 10 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 7

Fund Summary as of February 28, 2009 BlackRock Focus Growth Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•Effective November 14, 2008, the Fund transitioned to a new portfolio management team. As part of this transition, the Fund’s benchmark was changed from the S&P 500 Citigroup Growth Index to the Russell 1000
Growth Index to more accurately reflect the universe of securities in which the Fund will now invest.

•For the six-month period, the Fund, through its investment in Master Focus
Growth, LLC, outperformed the Russell 1000 Growth Index, the S&P 500
Citigroup Growth Index and the S&P 500 Index. While stock selection had a pronounced negative effect during the period, a major cash distribution to the Fund generated its relative outperformance.

What factors influenced performance?
•At the end of December 2008, the Fund received the settlement proceeds from a class-action suit related to fraud several years ago in one of the
Fund’s investments. This resulted in a one-time cash inflow that produced a large jump in the Fund’s net asset value, resulting in very strong perform-
ance for the period as a whole.

•On a sector basis, relative strength was driven by positive stock selection within materials. Canadian gold miner Agnico-Eagle Mines Ltd. was a key individual contributor, as it accounted for strong relative performance within the sector. Gold retained its value as investors looked to the hard asset as a safe haven during the tumultuous six months.

•The Fund experienced negative stock selection in the health care, industri-
als, information technology and energy sectors. Illumina, Inc., Spirit
Aerosystems Holdings, Inc., Itron, Inc., Salesforce.com, Inc. and National
Oilwell Varco, Inc. were among the Fund’s weakest-performing holdings.

Describe recent portfolio activity.
•During the semi-annual period, we decreased the Fund’s weighting in the industrials and materials sectors. Among the Fund’s largest sales were
Ritchie Bros. Auctioneers, Inc., Spirit Aerosystems Holdings, Inc., Quanta
Services, Inc. and Monsanto Co.

•We increased investments in consumer staples, energy and consumer discretionary. The Fund’s largest purchases included The Coca-Cola
Co., Philip Morris International, Inc., Petroleo Brasileiro SA, Transocean Ltd.
and Kohl’s Corp.

Describe Fund positioning at period end.
•Relative to the Russell 1000 Growth Index, the Fund ended the period significantly underweight in the materials, consumer staples and utilities sectors, while it maintained overweight positions in the consumer discre-
tionary, telecommunication services and health care sectors.

•We believe our emphasis on fundamental research and bottom-up stock picking will enable us to deliver strong results, regardless of the direction of the market. We continue to emphasize both stable growth companies, which are more defensive and will outperform if market pressure continues, and opportunistic holdings, which will appreciate more sharply in an eco-
nomic recovery. The economic recession in the United States and globally —
which has severely impacted the US consumer — presents a major threat to future returns. We believe that this environment will separate the winners from the losers, and we are seeing solid opportunities to invest in long-term winners at attractive prices.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2008 February 28, 2009		During the Period[1]	September 1, 2008 February 28, 2009		During the Period[1]
Institutional	$1,000	$632.50	$ 7.24	$1,000	$1,016.02	$ 8.95
Investor A	$1,000	$631.60	$ 9.07	$1,000	$1,013.78	$11.20
Investor B	$1,000	$627.40	$12.05	$1,000	$1,010.09	$14.88
Investor C	$1,000	$627.40	$12.09	$1,000	$1,010.04	$14.93

1 For each class of the Fund, expenses are equal to the expense ratio for the class (1.78% for Institutional, 2.23% for Investor A, 2.97% for Investor B, and 2.98% for Investor C),
multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

8 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

BlackRock Focus Growth Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests all of its assets in Master Focus Growth LLC (the “Master LLC”). The Master LLC invests primarily in common stocks of approxi-
mately 20 to 30 companies that Fund management believes have strong earnings and revenue growth and capital appreciation potential.
3 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.
4 This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the
S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
5 This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-
average growth orientation. The Fund now uses this index as its benchmark rather than the S&P 500 Citigroup Growth Index because Fund management believes the Russell 1000 Growth Index is a more appropriate measure of Fund management’s investment style and is better aligned with the Fund’s investment strategy.
6 Commencement of operations.

Performance Summary for the Period Ended February 28, 2009

				Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(36.75)%	(35.93)%	N/A	(3.62)%	N/A	(19.14)%	N/A
Investor A	(36.84)	(36.00)	(39.36)%	(3.93)	(4.96)%	(19.39)	(19.87)%
Investor B	(37.26)	(36.97)	(39.80)	(4.79)	(5.17)	(20.00)	(20.00)
Investor C	(37.26)	(36.67)	(37.30)	(4.79)	(4.79)	(20.10)	(20.10)
S&P 500 Index	(41.82)	(43.32)	N/A	(6.63)	N/A	(5.32)	N/A
S&P 500 Citigroup Growth Index	(37.66)	(37.39)	N/A	(6.31)	N/A	(8.13)	N/A
Russell 1000 Growth Index	(39.90)	(40.03)	N/A	(6.35)	N/A	(9.37)	N/A

7 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance”
on page 10 for a detailed description of share classes, including any related sales charges and fees.
8 The Fund commenced operations on 3/03/00.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 9

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load) of
5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25%. In addition, Investor C Shares are subject to a 1% contin-
gent deferred sales charge if redeemed within one year of purchase.

•Class R Shares (available only to BlackRock Global Growth Fund, Inc.) do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees)
restated to reflect the Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the per-
formance data quoted. Refer to www.blackrock.com/funds to obtain per-
formance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 5, 7 and 9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income avail-
able to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a)
expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on pages 4, 6 and 8 (which is based on a hypothetical investment of $1,000 invested on September 1, 2008 and held through
February 28, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the
5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Instruments

BlackRock Fundamental Growth Principal Protected Fund and BlackRock
Global Growth Fund, Inc. may invest in various derivative instruments, including futures and forward currency contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument.

A Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Portfolio Information as of February 28, 2009

BlackRock Fundamental Growth Principal Protected Fund

	Percent of		Percent of
Ten Largest Holdings	Long-Term		Long-Term
(Equity Investments)	Investments	Portfolio Composition	Investments
QUALCOMM, Inc.	3%	U.S. Government Obligations	94%
Cisco Systems, Inc.	3	Common Stocks	6
Wal-Mart Stores, Inc.	3		Percent of
Abbott Laboratories	3	Sector Allocation	Long-Term
Google, Inc. Class A	3	(Equity Investments)	Investments
The Coca-Cola Co.	3	Information Technology	29%
Danaher Corp.	3	Health Care	18
Apple, Inc.	2	Consumer Discretionary	12
American Tower Corp. Class A	2	Consumer Staples	11
Microsoft Corp.	2	Industrials	11
		Energy	9
		Materials	3
		Telecommunication Services	3
		Financials	3
		Utilities	1
		For Fund compliance purposes, the Fund’s sector classifications refer to any one
		or more of the sector sub-classifications used by one or more widely recognized
		market indexes or ratings group indexes, and/or as defined by Fund management.
		This definition may not apply for purposes of this report which may combine sector
		sub-classifications for reporting ease.

BlackRock Global Growth Fund, Inc.

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Genentech, Inc.	2%	United States	44%
Wyeth	1	Japan	10
Roche Holding AG	1	United Kingdom	7
Toyota Motor Corp.	1	Canada	5
Samsung Electronics Co., Ltd.	1	France	4
Nike, Inc. Class B	1	Switzerland	4
Total SA	1	Hong Kong	3
Pfizer, Inc.	1	Taiwan	3
Medco Health Solutions, Inc.	1	Germany	2
Amgen, Inc.	1	Italy	2
		Singapore	2
		Norway	2
		Spain	2
		Belgium	1
		South Korea	1
		Australia	1
		China	1
		South Africa	1
		Sweden	1
		Luxembourg	1
		Mexico	1
		Austria	1
		Brazil	1

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)

BlackRock Fundamental Growth Principal Protected Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.1%
Honeywell International, Inc.	1,700	$45,611
Air Freight & Logistics — 0.1%
Expeditors International Washington, Inc.	800	22,040
United Parcel Service, Inc. Class B	500	20,590
		42,630
Airlines — 0.1%
Delta Air Lines, Inc. (a)	5,100	25,653
Beverages — 0.2%
The Coca-Cola Co.	2,000	81,700
PepsiCo, Inc.	700	33,698
		115,398
Biotechnology — 0.3%
Celgene Corp. (a)	800	35,784
Genzyme Corp. (a)	800	48,744
Gilead Sciences, Inc. (a)	1,300	58,240
		142,768
Capital Markets — 0.0%
Janus Capital Group, Inc.	1,700	7,497
Chemicals — 0.1%
Ecolab, Inc.	800	25,424
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	1,100	29,700
Communications Equipment — 0.4%
Cisco Systems, Inc. (a)	6,300	91,791
QUALCOMM, Inc.	3,100	103,633
		195,424
Computers & Peripherals — 0.3%
Apple, Inc. (a)	800	71,448
Hewlett-Packard Co.	1,700	49,351
International Business Machines Corp.	400	36,812
		157,611
Construction & Engineering — 0.0%
Fluor Corp.	700	23,275
Diversified Consumer Services — 0.1%
Apollo Group, Inc. Class A (a)	800	58,000
Diversified Financial Services — 0.1%
CME Group, Inc.	100	18,240
JPMorgan Chase & Co.	1,000	22,850
		41,090
Diversified Telecommunication Services — 0.0%
AT&T Inc.	700	16,639
Electric Utilities — 0.1%
Exelon Corp.	900	42,498
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	800	30,448
Transocean Ltd. (a)	656	39,209
		69,657
Food & Staples Retailing — 0.3%
The Kroger Co.	800	16,536
Safeway, Inc.	1,100	20,350
Wal-Mart Stores, Inc.	1,800	88,632
		125,518
Health Care Equipment & Supplies — 0.1%
C.R. Bard, Inc.	300	24,078
Medtronic, Inc.	600	17,754
		41,832

Common Stocks	Shares	Value

Health Care Providers & Services — 0.2%
Henry Schein, Inc. (a)	800	$29,344
Medco Health Solutions, Inc. (a)	1,200	48,696
UnitedHealth Group, Inc.	1,800	35,370
		113,410
Hotels, Restaurants & Leisure — 0.2%
Burger King Holdings, Inc.	2,100	45,129
McDonald’s Corp.	800	41,800
		86,929
Household Durables — 0.0%
D.R. Horton, Inc.	2,700	22,815
Household Products — 0.1%
Clorox Co.	500	24,300
The Procter & Gamble Co.	300	14,451
		38,751
IT Services — 0.0%
Accenture Ltd. Class A	500	14,594
Industrial Conglomerates — 0.1%
3M Co.	700	31,822
Insurance — 0.1%
The Travelers Cos., Inc.	800	28,920
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (a)	800	51,832
Internet Software & Services — 0.2%
Google, Inc. Class A (a)	250	84,498
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. (a)	800	29,008
Machinery — 0.3%
Cummins, Inc.	1,200	24,960
Danaher Corp.	1,600	81,216
Deere & Co.	900	24,741
		130,917
Metals & Mining — 0.1%
Agnico-Eagle Mines Ltd.	800	39,888
Freeport-McMoRan Copper & Gold, Inc. Class B	1,000	30,420
		70,308
Multiline Retail — 0.1%
Kohl’s Corp. (a)	1,800	63,252
Oil, Gas & Consumable Fuels — 0.4%
Apache Corp.	200	11,818
EOG Resources, Inc.	800	40,032
Exxon Mobil Corp.	800	54,320
Massey Energy Co.	1,400	16,170
Petroleo Brasileiro SA (b)	900	24,957
Range Resources Corp.	500	17,785
Valero Energy Corp.	1,100	21,318
		186,400
Pharmaceuticals — 0.5%
Abbott Laboratories	1,800	85,212
Bristol-Myers Squibb Co.	2,300	42,343
Johnson & Johnson	900	45,000
Teva Pharmaceutical Industries Ltd. (b)	1,100	49,038
		221,593
Semiconductors & Semiconductor
Equipment — 0.3%
Broadcom Corp. Class A (a)	2,500	41,125
Lam Research Corp. (a)	1,700	33,252
Nvidia Corp. (a)	3,200	26,496
PMC-Sierra, Inc. (a)	9,100	46,501
		147,374

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (concluded)

BlackRock Fundamental Growth Principal Protected Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software — 0.6%
Activision Blizzard, Inc. (a)	5,300	$53,159
Adobe Systems, Inc. (a)	800	13,360
Check Point Software Technologies Ltd. (a)	2,300	50,531
Microsoft Corp.	4,100	66,215
Oracle Corp. (a)	2,600	40,404
Salesforce.com, Inc. (a)	1,400	39,200
		262,869
Specialty Retail — 0.2%
CarMax, Inc. (a)	2,000	18,860
Home Depot, Inc.	1,500	31,335
Ross Stores, Inc.	1,300	38,376
		88,571
Tobacco — 0.1%
Philip Morris International, Inc.	1,600	53,552
Wireless Telecommunication Services — 0.2%
American Tower Corp. Class A (a)	2,400	69,888
Total Common Stocks — 6.4%		3,003,528

	Par
U.S. Government Obligations	(000)
U.S. Treasury Strips, 0.56%, 11/15/09 (c)(d)	$44,508	44,321,250
Total U.S. Government Obligations — 94.6%		44,321,250
Total Investments (Cost — $46,797,748*) — 101.0%		47,324,778
Liabilities in Excess of Other Assets — (1.0)%		(451,472)
Net Assets — 100.0%		$46,873,306

* The cost and unrealized appreciation (depreciation) of investments as of February
28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$47,491,273
Gross unrealized appreciation	$389,484
Gross unrealized depreciation	(555,979)
Net unrealized depreciation	$(166,495)

(a) Non-income producing security.
(b) Depositary receipts.
(c) Separately Traded Registered Interest and Principal of Securities (STRIPS).
(d) Represents a zero-coupon bond. Rate shown is the current yield as of report date.
•Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	—	$647

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 3,003,528
Level 2	44,321,250
Level 3	—
Total	$ 47,324,778

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 13

Schedule of Investments February 28, 2009 (Unaudited)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 1.0%
BHP Billiton Ltd.	88,600	$1,595,387
Santos Ltd.	163,900	1,611,365
		3,206,752
Austria — 0.5%
OMV AG	61,300	1,596,898
Belgium — 1.2%
Anheuser-Busch InBev NV	70,200	1,918,285
Belgacom SA	63,400	2,063,611
		3,981,896
Bermuda — 0.3%
IPC Holdings, Ltd.	35,300	896,973
Brazil — 0.5%
BM&F Bovespa SA	132,700	334,053
Banco Bradesco SA (a)	31,600	275,552
Banco Itau Holding Financeira SA (a)	31,200	286,416
Uniao de Bancos Brasileiros SA (a)	13,000	680,290
		1,576,311
Canada — 4.7%
EnCana Corp.	49,200	1,941,393
Goldcorp, Inc.	64,100	1,862,235
Imperial Oil Ltd.	52,400	1,636,831
Kinross Gold Corp.	148,800	2,353,290
Potash Corp. of Saskatchewan, Inc.	19,400	1,629,018
Research In Motion Ltd. (b)	20,800	830,752
Royal Bank of Canada	29,800	724,270
Shoppers Drug Mart Corp.	54,100	1,840,046
Suncor Energy, Inc.	79,700	1,657,650
The Toronto-Dominion Bank	29,600	869,945
		15,345,430
China — 0.7%
China Unicom Ltd.	996,000	887,552
Sina Corp. (a)(b)(c)	64,100	1,376,227
		2,263,779
France — 3.2%
France Telecom SA	105,400	2,355,448
Mercialys SA	6,800	221,508
Pinault-Printemps-Redoute	22,200	1,315,560
Sanofi-Aventis	19,400	997,102
Societe Immobiliere de Location pour L’Industrie
et le Commerce	4,600	386,143
Total SA	69,700	3,274,610
Unibail — Rodamco	3,000	376,618
Vivendi SA	53,900	1,281,465
		10,208,454
Germany — 2.3%
Adidas-Salomon AG	70,300	2,027,165
Allianz AG Registered Shares	7,900	527,650
Deutsche Boerse AG	19,600	891,190
Fresenius Medical Care AG	39,500	1,610,509
Muenchener Rueckversicherungs AG Registered Shares	8,200	997,274
Salzgitter AG	21,100	1,297,927
		7,351,715
Hong Kong — 2.9%
China Construction Bank Class H	5,410,000	2,711,814
China Mobile Ltd.	133,900	1,163,339
China Railway Construction Corp. (b)	1,106,300	1,335,784
The Hongkong and Shanghai Hotels, Ltd.	711,000	425,517
Industrial and Commercial Bank of China (Asia) Ltd.	429,000	397,333
Industrial and Commercial Bank of China Ltd.	6,512,800	2,623,072
New World Development Ltd.	855,000	763,123
		9,419,982

Common Stocks	Shares	Value

Italy — 2.1%
Assicurazioni Generali SpA	22,800	$342,751
Bharti Tele-Ventures Ltd. (b)	213,600	2,627,060
Credito Emiliano SpA	95,500	296,522
Eni SpA	68,200	1,361,244
Intesa Sanpaolo SpA	185,800	452,223
Teva Pharmaceutical Industries Ltd. (a)	37,400	1,667,292
		6,747,092
Japan — 9.0%
Amada Co., Ltd.	509,500	2,469,898
Benesse Corp.	59,300	2,360,014
Daihatsu Motor Co., Ltd.	72,700	551,197
The Gunma Bank Ltd.	234,000	1,249,266
Hino Motors Ltd.	778,200	1,428,588
Honda Motor Co., Ltd.	76,200	1,822,155
Itochu Corp.	432,700	1,940,194
Mitsubishi Electric Corp.	538,200	2,126,259
Mitsubishi Estate Co., Ltd.	36,000	362,771
Mitsubishi UFJ Financial Group, Inc.	173,700	784,711
Mitsui Fudosan Co., Ltd.	36,100	362,658
Nintendo Co., Ltd.	5,200	1,484,597
The Tokyo Electric Power Co., Inc.	50,900	1,436,909
Tokyo Gas Co., Ltd.	357,000	1,430,122
Toyo Suisan Kaisha, Ltd.	80,000	1,893,327
Toyota Motor Corp.	108,800	3,484,826
Yamato Transport Co., Ltd.	184,900	1,809,815
Sumitomo Metal Mining Co., Ltd.	227,000	2,265,876
		29,263,183
Luxembourg — 0.5%
ArcelorMittal	92,000	1,763,342
Mexico — 0.5%
Fomento Economico Mexicano, SA de CV (a)	74,200	1,709,568
Netherlands — 0.1%
Corio NV	12,000	471,476
Norway — 1.6%
Norsk Hydro ASA	595,100	1,906,753
StatoilHydro ASA	92,000	1,527,446
Yara International ASA	83,500	1,767,030
		5,201,229
Singapore — 1.7%
Singapore Airlines Ltd.	339,000	2,208,849
United Overseas Bank Ltd.	253,000	1,612,148
Wilmar International Ltd.	890,200	1,626,160
		5,447,157
South Africa — 0.7%
Naspers Ltd.	144,400	2,190,232
South Korea — 1.1%
Samsung Electronics Co., Ltd.	11,109	3,416,774
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	89,300	645,104
Banco Santander SA	155,200	948,100
Iberdrola Renovables (b)	336,500	1,356,232
Inditex SA	50,000	1,875,622
		4,825,058
Sweden — 0.6%
Nordea Bank AB	168,400	839,621
Volvo AB B Shares	275,200	1,150,875
		1,990,496

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland — 3.1%
ACE Ltd.	29,500	$1,077,045
Credit Suisse Group AG	22,500	547,558
Nestle SA Registered Shares	77,500	2,533,511
Roche Holding AG	31,100	3,530,397
UBS AG	61,400	574,948
Weatherford International Ltd. (b)	138,200	1,474,594
Zurich Financial Services AG	3,200	453,176
		10,191,229
Taiwan — 2.8%
Asustek Computer, Inc.	1,714,000	1,618,391
HTC Corp.	195,000	2,114,790
Taiwan Cellular Corp.	2,101,000	2,730,065
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	363,200	2,738,528
		9,201,774
Thailand — 0.4%
Bangkok Bank Pcl	676,900	1,377,968
United Kingdom — 5.7%
AstraZeneca Plc	33,900	1,075,027
BG Group Plc	181,900	2,600,147
Charter International Plc	345,000	2,069,447
GlaxoSmithKline Plc	118,300	1,794,237
HSBC Holdings Plc	80,500	559,887
Imperial Tobacco Group Plc	105,100	2,516,301
Man Group Plc	228,300	555,296
Royal Dutch Shell Plc Class B	96,800	2,031,912
Standard Chartered Plc	60,900	573,938
Unilever Plc	93,000	1,796,543
Vodafone Group Plc (a)	97,500	1,730,625
WPP Plc	252,500	1,309,993
		18,613,353
United States — 38.5%
Allergan, Inc.	30,100	1,166,074
The Allstate Corp.	26,700	449,361
Ameriprise Financial, Inc.	54,400	867,136
Amgen, Inc. (b)	57,800	2,828,154
Analog Devices, Inc.	123,800	2,307,632
AON Corp.	47,600	1,820,224
Applied Materials, Inc.	80,200	738,642
AvalonBay Communities, Inc. (d)	36,931	1,566,613
BJ Services Co.	140,400	1,357,668
Becton Dickinson & Co.	36,200	2,240,418
Boston Properties, Inc.	14,700	545,223
Campbell Soup Co.	63,500	1,699,895
The Charles Schwab Corp.	87,500	1,112,125
Cisco Systems, Inc. (b)	138,900	2,023,773
Commerce Bancshares, Inc.	18,800	652,924
Consol Energy, Inc.	55,300	1,506,925
Cummins, Inc.	76,700	1,595,360
eBay, Inc. (b)(d)	195,100	2,120,737
Everest Re Group Ltd.	11,200	729,456
FPL Group, Inc.	40,700	1,844,931
Freeport-McMoRan Copper & Gold, Inc. Class B	85,000	2,585,700
Genentech, Inc. (b)	76,500	6,544,575
Genzyme Corp. (b)	21,400	1,303,902
The Goldman Sachs Group, Inc.	10,900	992,772
GrafTech International Ltd. (b)	179,800	1,015,870
Halliburton Co.	79,500	1,296,645
Hess Corp.	19,800	1,082,862
Hewlett-Packard Co.	40,400	1,172,812
Hudson City Bancorp, Inc.	92,800	962,336
Intel Corp.	193,000	2,458,820
IntercontinentalExchange, Inc. (b)	26,600	1,510,082

Common Stocks	Shares	Value

United States (concluded)
International Business Machines Corp.	18,000	$1,656,540
The J.M. Smucker Co.	47,700	1,770,624
JPMorgan Chase & Co.	56,600	1,293,310
Jacobs Engineering Group, Inc. (b)	29,500	995,330
JetBlue Airways Corp. (b)(c)	221,300	843,153
KLA-Tencor Corp.	57,400	990,150
Kohl’s Corp. (b)	66,600	2,340,324
Marathon Oil Corp.	38,600	898,222
McDonald’s Corp.	31,600	1,651,100
Medco Health Solutions, Inc. (b)	69,900	2,836,542
Medtronic, Inc.	46,500	1,375,935
MetLife, Inc.	26,400	487,344
Microsoft Corp.	99,900	1,613,385
Morgan Stanley	38,000	742,520
Murphy Oil Corp.	32,800	1,371,368
The NASDAQ Stock Market, Inc. (b)	75,300	1,573,770
NII Holdings, Inc. (b)	65,400	837,774
Nike, Inc. Class B	81,800	3,397,154
Noble Energy, Inc.	23,600	1,074,744
Northern Trust Corp.	17,300	961,015
Occidental Petroleum Corp.	29,800	1,545,726
Oracle Corp. (b)	97,500	1,515,150
Peabody Energy Corp.	83,200	1,969,344
People’s United Financial, Inc.	72,200	1,257,002
PetroHawk Energy Corp. (b)	76,300	1,298,626
The Procter & Gamble Co.	29,800	1,435,466
Pfizer, Inc.	241,000	2,966,710
Public Service Enterprise Group, Inc.	62,600	1,708,354
QUALCOMM, Inc.	78,000	2,607,540
Ralcorp Holdings, Inc. (b)	34,500	2,090,700
Range Resources Corp.	40,600	1,444,142
Reinsurance Group of America, Inc.	26,900	731,680
The Southern Co.	45,100	1,366,981
Steel Dynamics, Inc.	177,400	1,481,290
T. Rowe Price Group, Inc.	34,800	791,352
Texas Instruments, Inc.	48,100	690,235
The Travelers Cos., Inc.	54,100	1,955,715
TreeHouse Foods, Inc. (b)	67,200	1,793,568
UMB Financial Corp.	17,800	675,154
UnitedHealth Group, Inc.	25,600	503,040
Urban Outfitters, Inc. (b)	125,500	2,088,320
Valero Energy Corp.	40,500	784,890
Wal-Mart Stores, Inc.	45,100	2,220,724
Walt Disney Co. (d)	118,500	1,987,245
Westinghouse Air Brake Technologies Corp.	61,500	1,645,740
Wisconsin Energy Corp.	36,500	1,453,430
Wyeth	100,500	4,102,410
Yum! Brands, Inc.	71,300	1,873,764
		124,794,249
Total Long-Term Investments
(Cost — $327,495,930) — 87.2%		283,052,370

Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.73% (e)(f)	$33,671	33,671,022
BlackRock Liquidity Series, LLC
Money Market Series, 0.80% (e)(f)(g)	2,060	2,060,000
Total Short-Term Securities
(Cost — $35,731,022) — 11.0%		35,731,022
Total Investments (Cost — $363,226,952*) — 98.2%		318,783,392
Other Assets Less Liabilities — 1.8%		5,770,838
Net Assets — 100.0%		$ 324,554,230

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 15

Schedule of Investments (concluded)

BlackRock Global Growth Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of February
28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$362,453,964
Gross unrealized appreciation	$7,518,528
Gross unrealized depreciation	(51,189,100)
Net unrealized depreciation	$(43,670,572)

(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 16,008,618	$127,695
BlackRock Liquidity Series, LLC
Money Market Series	$(26,692,550)	$ 20,495

(f) Represents the current yield as of report date.
(g) Security was purchased with the cash proceeds from securities loans.
•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
•Financial futures contracts purchased as of February 28, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

165	Russell 2008 Ice Mini	March 2009	$ 7,511,962	$(1,035,712)
86	S&P 500 Index	March 2009	17,371,252	(1,585,952)
Total				$(2,621,664)

•Foreign currency exchange contracts as of February 28, 2009 were as follows:

						Unrealized
Currency			Currency		Settlement Appreciation
Purchased			Sold	Counterparty	Date (Depreciation)

CAD	13,000	USD	10,266	Citibank, N.A.	3/02/09	$(48)
USD	1,185,565	CAD	1,490,800	Citibank, N.A.	3/02/09	13,765
AUD	5,000,000	USD	3,221,325	Citibank, N.A.	3/18/09	(28,616)
AUD	680,000	USD	452,588	Deutsche Bank AG	3/18/09	(18,379)
AUD	1,142,600	USD	755,125	UBS AG	3/18/09	(25,527)
CAD	7,772,800	USD	6,202,096	Citibank, N.A.	3/18/09	(92,726)
USD	4,996,988	CAD	6,275,000	Citibank, N.A.	3/18/09	64,879
EUR	4,598,000	USD	5,841,463	Citibank, N.A.	3/18/09	(13,290)
USD	1,376,620	EUR	1,071,700	UBS AG	3/18/09	18,192
USD	6,191,677	EUR	4,886,000	Citibank, N.A.	3/18/09	(1,549)
GBP	1,099,000	USD	1,552,259	Deutsche Bank AG	3/18/09	20,931
USD	731,709	GBP	507,000	Citibank, N.A.	3/18/09	5,952
JPY 722,921,100		USD	7,834,391	Citibank, N.A.	3/18/09	(424,639)
USD	7,488,665	JPY 681,725,000		Citibank, N.A.	3/18/09	501,163
USD	63,558	JPY	5,841,000	Deutsche Bank AG	3/18/09	3,690
NOK	7,536,000	USD	1,111,755	UBS AG	3/18/09	(40,410)
SEK	18,223,000	USD	2,247,432	Citibank, N.A.	3/18/09	(224,506)
USD	971,091	SEK	7,761,000	Citibank, N.A.	3/18/09	109,547
USD	1,226,793	CAD	1,500,000	UBS AG	4/15/09	47,692
CHF	1,289,000	USD	1,087,553	Deutsche Bank AG	4/15/09	15,371

•Foreign currency exchange contracts (concluded):

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)

EUR	2,210,000	USD	2,897,659	Citibank, N.A.	4/15/09	$ (96,624)
EUR	8,500,000	USD	11,116,615	Deutsche Bank AG	4/15/09	(343,402)
GBP	8,200,000	USD	11,975,075	Deutsche Bank AG	4/15/09	(237,220)
USD	617,361	GBP	427,000	Citibank, N.A.	4/15/09	6,133
USD	930,688	GBP	656,000	Deutsche Bank AG	4/15/09	(8,341)
JPY	36,174,000	USD	408,335	Deutsche Bank AG	4/15/09	(37,321)
JPY 150,593,000		USD	1,699,912	UBS AG	4/15/09	(155,373)
USD	3,813,418	NOK	27,564,000	Citibank, N.A.	4/15/09	(101,209)
USD	415,668	SEK	3,489,000	UBS AG	4/15/09	28,332
USD	4,013,056	SGD	6,000,000	UBS AG	4/15/09	137,784
Total						$ (875,749)

•Currency Abbreviations:
AUD Australian Dollar	GBP British Pound	SEK Swedish Krona
CAD Canadian Dollar	JPY Japanese Yen	SGD Singapore Dollar
CHF Swiss Franc	NOK Norwegian Krone	USD US Dollar
EUR Euro

•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$156,456,289	—	$ (2,621,664)
Level 2	162,327,103	$973,431	(1,849,180)
Level 3	—	—	—
Total	$318,783,392	$973,431	$ (4,470,844)

* Other financial instruments are futures and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statements of Assets and Liabilities

	BlackRock
	Fundamental	BlackRock
	Growth	Global
	Principal	Growth
February 28, 2009 (Unaudited)	Protected Fund	Fund, Inc.

Assets

Investments at value — unaffiliated[1,2]	$ 47,324,778	$ 283,052,370
Investments at value — affiliated[3]	—	35,731,022
Unrealized appreciation on foreign currency exchange contracts	—	973,431
Foreign currency at value[4]	—	4,960,711
Cash	—	428,239
Capital shares sold receivable	—	571,400
Dividends receivable	9,134	818,918
Interest receivable	24	—
Investments sold receivable	32,706	5,401,585
Securities lending receivable affiliated	—	3,248
Other assets	—	28,624
Prepaid expenses	1,851	134,596
Total assets	47,368,493	332,104,144

Liabilities

Bank overdraft	232,195	—
Collateral on securities loaned, at value	—	2,060,000
Unrealized depreciation on foreign currency exchange contracts	—	1,849,180
Securities purchased payable	38,817	1,927,359
Capital shares redeemed payable	102,797	728,461
Margin variation payable	—	405,800
Investment advisory fees payable	21,309	197,806
Other affiliates payable	11,139	137,340
Distributor fees payable	32,074	81,813
Officer’s and Directors’ fees payable	3,492	3,345
Financial warranty fee payable	28,673	—
Other liabilities	2,629	1,514
Other accrued expenses	22,062	157,296
Total liabilities	495,187	7,549,914
Net Assets	$ 46,873,306	$ 324,554,230

Net Assets Consist of

Institutional Shares $0.10 par value[5]	—	$ 1,160,225
Investor A Shares $0.10 par value[6]	—	1,848,704
Investor B Shares $0.10 par value[7]	—	129,932
Investor C Shares $0.10 par value[8]	—	554,719
Class R Shares $0.10 par value[9]	—	116,154
Paid-in capital in excess of par	$ 49,275,465*	895,349,813
Undistributed (distributions in excess of) net investment income	(102,597)	1,472,921
Accumulated net realized loss	(2,826,796)	(528,122,716)
Net unrealized appreciation/depreciation	527,234	(47,955,522)
Net Assets	$ 46,873,306	$ 324,554,230

* Unlimited number of shares authorized of no par value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 17

Statements of Assets and Liabilities (concluded)

	BlackRock
	Fundamental	BlackRock
	Growth	Global
	Principal	Growth
February 28, 2009 (Unaudited)	Protected Fund	Fund, Inc.
Net Asset Value
Institutional
Net Assets	$ 2,238,031	$100,582,421
Shares outstanding	272,647	11,602,250
Net asset value	$ 8.21	$8.67
Investor A
Net Assets	$ 2,825,096	$158,464,426
Shares outstanding	346,604	18,487,042
Net asset value	$ 8.15	$8.57
Investor B
Net Assets	$ 23,805,434	$10,589,181
Shares outstanding	3,016,890	1,299,320
Net asset value	$ 7.89	$8.15
Investor C
Net Assets	$ 18,004,745	$45,248,838
Shares outstanding	2,275,405	5,547,189
Net asset value	$ 7.91	$8.16
Class R
Net Assets	—	$9,669,364
Shares outstanding	—	1,161,539
Net asset value	—	$8.32
[1] Investments at cost — unaffiliated	$ 46,797,748	$327,495,930
[2] Securities loaned	—	$1,923,800
[3] Investments at cost — affiliated	—	$35,731,022
[4] Cost of foreign currency	—	$4,982,242
[5] Authorized shares — Institutional	—	100,000,000
[6] Authorized shares — Investor A	—	100,000,000
[7] Authorized shares — Investor B	—	300,000,000
[8] Authorized shares — Investor C	—	100,000,000
[9] Authorized shares — Class R	—	300,000,000

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statement of Assets and Liabilities	BlackRock Focus Growth Fund, Inc.

February 28, 2009 (Unaudited)
Assets
Investment at value — Master Focus Growth LLC, (the “Master LLC”) (Cost — $44,240,096)	$38,075,293
Withdrawals receivable from the Master LLC	28,899
Capital shares sold receivable	21,527
Prepaid expenses	20,655
Receivable from administrator	8,364
Total assets	38,154,738

Liabilities
Distribution fees payable	15,130
Capital shares redeemed payable	50,426
Other affiliates payable	49,211
Officer’s and Directors’ fees payable	14
Other accrued expenses payable	5,245
Total liabilities	120,026
Net Assets	$38,034,712

Net Assets Consist of
Institutional Shares $0.10 par value, 100,000,000	$508,958
Investor A Shares $0.10 par value, 100,000,000	1,104,687
Investor B Shares $0.10 par value, 300,000,000	296,668
Investor C Shares $0.10 par value, 300,000,000	802,918
Paid-in capital in excess of par	1,432,427,904
Accumulated net investment loss	(280,882)
Accumulated net realized loss allocated from the Master LLC	(1,390,660,738)
Net unrealized appreciation/depreciation allocated from the Master LLC	(6,164,803)
Net Assets	$38,034,712

Net Asset Value
Institutional — Based on net assets of $7,520,240 and 5,089,582 shares outstanding	$1.48
Investor A — Based on net assets of $15,886,711 and 11,046,868 shares outstanding	$1.44
Investor B — Based on net assets of $3,948,230 and 2,966,675 shares outstanding	$1.33
Investor C — Based on net assets of $10,679,531 and 8,029,177 shares outstanding	$1.33

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 19

Statements of Operations

	BlackRock
	Fundamental	BlackRock
	Growth	Global
	Principal	Growth
Six Months Ended February 28, 2009 (Unaudited)	Protected Fund	Fund, Inc.

Investment Income

Dividends	$ 51,455	$3,617,280
Foreign withholding tax	—	(105,018)
Interest	604,634	—
Income — affiliated	664	127,892
Securities lending — affiliated	—	20,495
Total income	656,753	3,660,649

Expenses

Service — Investor A	3,928	262,931
Service and distribution — Investor B	133,908	81,445
Service and distribution — Investor C	100,234	302,962
Service and distribution — Class R	—	27,869
Financial warranty	212,131	—
Investment advisory	169,995	1,644,053
Transfer agent — Institutional	1,611	105,703
Transfer agent — Investor A	1,858	208,728
Transfer agent — Investor B	19,635	37,353
Transfer agent — Investor C	14,351	84,137
Transfer agent — Class R	—	20,961
Professional	35,009	40,096
Accounting services	30,045	84,527
Custodian	14,023	73,706
Printing	9,394	62,385
Officer and Directors	7,543	14,327
Registration	—	42,680
Miscellaneous	13,035	32,562
Total expenses	766,700	3,126,425
Less fees waived by advisor	(9,248)	—
Less fees paid indirectly	—	(223)
Total expenses after waiver and fees paid indirectly	757,452	3,126,202
Net investment income (loss)	(100,699)	534,447

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(2,134,128)	(228,347,011)
Foreign currency	857	(458,423)
Options written	—	175,072
Futures	—	(96,468)
	(2,133,271)	(228,726,830)
Net change in unrealized appreciation/depreciation on:
Investments	(5,358,337)	(57,500,864)
Foreign currency	(392)	(972,143)
Futures	—	(2,621,664)
	(5,358,729)	(61,094,671)
Total realized and unrealized loss	(7,492,000)	(289,821,501)
Net Decrease in Net Assets Resulting from Operations	$ (7,592,699)	$(289,287,054)

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statement of Operations	BlackRock Focus Growth Fund, Inc.

Six Months Ended February 28, 2009 (Unaudited)

Investment Income

Net investment income allocated from the Master LLC:
Dividends	$207,060
Income — affiliated	8,830
Expenses	(169,029)
Total income	46,861

Expenses

Transfer agent — Institutional	16,374
Transfer agent — Investor A	73,121
Transfer agent — Investor B	27,122
Transfer agent — Investor C	55,249
Service — Investor A	21,523
Service and distribution — Investor B	29,227
Service and distribution — Investor C	62,346
Administration	55,403
Printing	39,985
Registration	25,170
Professional	14,728
Officer and Directors	40
Miscellaneous	7,758
Total expenses	428,046
Less fees waived by administrator	(53,980)
Total expenses after waiver	374,066
Net investment loss	(327,205)

Net Realized and Unrealized Loss Allocated from the Master LLC

Net realized gain from investments and options written	(14,922,054)
Net change in unrealized appreciation/depreciation on investments and options written	(8,690,597)
Total realized and unrealized loss	(23,612,651)
Net Decrease in Net Assets Resulting from Operations	$(23,939,856)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 21

Statements of Changes in Net Assets

	BlackRock
	Fundamental Growth		BlackRock
	Principal Protected Fund		Global Growth Fund, Inc.
	Six Months		Six Months
	Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended
	2009	August 31,	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	(Unaudited)	2008

Operations

Net investment income (loss)	$ (100,699)	$(637,295)	$ 534,447	$4,403,236
Net realized gain (loss)	(2,133,271)	2,713,498	(228,726,830)	70,999,098
Net change in unrealized appreciation/depreciation	(5,358,729)	(3,481,949)	(61,094,671)	(119,949,322)
Net decrease in net assets resulting from operations	(7,592,699)	(1,405,746)	(289,287,054)	(44,546,988)

Dividends to Shareholders From

Net investment income:
Institutional	—	—	(1,313,821)	(2,410,109)
Investor A	—	—	(1,299,919)	(1,607,916)
Class R	—	—	(61,432)	(23,918)
Net realized gains:
Institutional	(93,261)	(272,556)	—	—
Investor A	(120,050)	(316,319)	—	—
Investor B	(1,060,767)	(2,913,518)	—	—
Investor C	(794,108)	(2,084,933)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(2,068,186)	(5,587,326)	(2,675,172)	(4,041,943)

Capital Share Transactions

Decrease in net assets derived from capital share transactions	(6,052,761)	(12,817,870)	(52,444,322)	21,865,740

Redemption Fees

Redemption fees	—	—	12,587	104,836

Net Assets

Total decrease in net assets	(15,713,646)	(19,810,942)	(344,393,961)	(26,618,355)
Beginning of period	62,586,952	82,397,894	668,948,191	695,566,546
End of period	$ 46,873,306	$62,586,952	$ 324,554,230	$668,948,191
End of period undistributed (distributions in excess of) net investment income	$ (102,597)	$(1,898)	$ 1,472,921	$3,613,646

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Statements of Changes in Net Assets	BlackRock Focus Growth Fund, Inc.

	Six Months	Period
	Ended	December 1,
	February 28,	2007 to	Year Ended
	2009	August 31,	November 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	2007
Operations
Net investment loss	$ (327,205)	$(901,978)	$ (1,423,643)
Net realized gain (loss)	(14,922,054)	4,024,628	11,849,641
Net change in unrealized appreciation/depreciation	(8,690,597)	(8,896,208)	5,330,432
Net decrease in net assets resulting from operations	(23,939,856)	(5,773,558)	15,756,430

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(3,109,839)	(4,114,421)	(17,624,365)

Net Assets
Total decrease in net assets	(27,049,695)	(9,887,979)	(1,867,935)
Beginning of period	65,084,407	74,972,386	76,840,321
End of period	$ 38,034,712	$65,084,407	$ 74,972,386
End of period accumulated net investment loss	$ (280,882)	$46,323	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 23

Financial Highlights		BlackRock Fundamental Growth Principal Protected Fund

Six Months Ended
February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
			Institutional
Per Share Operating Performance
Net asset value, beginning of period	$9.73	$10.59	$10.37	$10.57	$10.52	$10.40
Net investment income[1]	0.02	0.01	0.03	0.04	0.10	0.03
Net realized and unrealized gain (loss)	(1.20)	(0.12)	0.81	0.21	0.63	0.16
Net increase (decrease) from investment operations	(1.18)	(0.11)	0.84	0.25	0.73	0.19
Dividends and distributions from:
Net investment income	—	—	—	(0.00)[2]	—	(0.07)
Net realized gain	(0.34)	(0.75)	(0.62)	(0.45)	(0.68)	—
Total dividends and distributions	(0.34)	(0.75)	(0.62)	(0.45)	(0.68)	(0.07)
Net asset value, end of period	$8.21	$9.73	$10.59	$10.37	$10.57	$10.52

Total Investment Return[3]
Based on net asset value	(12.12)%[4]	(1.63)%	8.44%	2.32%	7.03%	1.79%

Ratios to Average Net Assets
Total expenses, net of waiver	1.98%[5]	1.89%	1.83%	1.74%	1.73%	1.74%
Total expenses	2.01%[5]	1.89%	1.83%	1.74%	1.73%	1.75%
Net investment income	0.54%[5]	0.05%	0.29%	0.39%	0.99%	0.27%

Supplemental Data
Net assets, end of period (000)	2,238	$2,833	$4,040	$5,333	$7,306	$11,675
Portfolio turnover	44%	99%	81%	46%	58%	71%

				Investor A
Per Share Operating Performance
Net asset value, beginning of period	$9.67	$10.56	$10.36	$10.57	$10.49	$10.38
Net investment income (loss)[1]	0.01	(0.02)	0.00[6]	0.01	0.08	0.00[6]
Net realized and unrealized gain (loss)	(1.19)	(0.12)	0.82	0.20	0.63	0.16
Net increase (decrease) from investment operations	(1.18)	(0.14)	0.82	0.21	0.71	0.16
Dividends and distributions from:
Net investment income	—	—	—	(0.00)[2]	—	(0.05)
Net realized gain	(0.34)	(0.75)	(0.62)	(0.42)	(0.63)	—
Total dividends and distributions	(0.34)	(0.75)	(0.62)	(0.42)	(0.63)	(0.05)
Net asset value, end of period	$8.15	$9.67	$10.56	$10.36	$10.57	$10.49

Total Investment Return[3]
Based on net asset value	(12.20)%[4]	(1.94)%	8.24%	1.99%	6.82%	1.50%

Ratios to Average Net Assets
Total expenses, net of waiver	2.22%[5]	2.13%	2.08%	1.99%	1.98%	1.99%
Total expenses	2.25%[5]	2.14%	2.08%	1.99%	1.98%	2.00%
Net investment income (loss)	0.30%[5]	(0.18)%	0.03%	0.14%	0.75%	0.02%

Supplemental Data
Net assets, end of period (000)	$2,825	$3,717	$4,846	$3,265	$4,955	$8,309
Portfolio turnover	44%	99%	81%	46%	58%	71%

1 Based on average shares outstanding.
2 Amount is less than ($0.01) per share.
3 Total investment returns exclude the effects of sales charges.

4 Aggregate total investment return.
5 Annualized.
6 Amount is less than $0.01 per share.

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Financial Highlights (concluded)		BlackRock Fundamental Growth Principal Protected Fund

Six Months Ended
February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
			Investor B
Per Share Operating Performance
Net asset value, beginning of period	$9.41	$10.37	$10.26	$10.50	$10.39	$10.31
Net investment loss[1]	(0.02)	(0.10)	(0.07)	(0.07)	(0.01)	(0.08)
Net realized and unrealized gain (loss)	(1.16)	(0.11)	0.80	0.19	0.63	0.16
Net increase (decrease) from investment operations	(1.18)	(0.21)	0.73	0.12	0.62	0.08
Dividends and distributions from:
Net investment income	—	—	—	(0.00)[2]	—	(0.00)[2]
Net realized gain	(0.34)	(0.75)	(0.62)	(0.36)	(0.51)	—
Total dividends and distributions	(0.34)	(0.75)	(0.62)	(0.36)	(0.51)	(0.00)[2]
Net asset value, end of period	$7.89	$9.41	$10.37	$10.26	$10.50	$10.39

Total Investment Return[3]
Based on net asset value	(12.54)%[4]	(2.68)%	7.41%	1.16%	6.04%	0.81%

Ratios to Average Net Assets
Total expenses, net of waiver	2.99%[5]	2.90%	2.84%	2.76%	2.75%	2.76%
Total expenses	3.03%[5]	2.90%	2.84%	2.76%	2.75%	2.76%
Net investment loss	(0.48)%[5]	(0.95)%	(0.72)%	(0.63)%	(0.06)%	(0.74)%

Supplemental Data
Net assets, end of period (000)	$23,805	$32,048	$42,614	$60,613	$79,793	$96,961
Portfolio turnover	44%	99%	81%	46%	58%	71%

				Investor C
Per Share Operating Performance
Net asset value, beginning of period	$9.44	$10.39	$10.29	$10.52	$10.39	$10.31
Net investment loss[1]	(0.02)	(0.10)	(0.07)	(0.07)	(0.01)	(0.08)
Net realized and unrealized gain (loss)	(1.17)	(0.10)	0.79	0.20	0.63	0.16
Net increase (decrease) from investment operations	(1.19)	(0.20)	0.72	0.13	0.62	0.08
Dividends and distributions from:
Net investment income	—	—	—	(0.00)[2]	—	—
Net realized gain	(0.34)	(0.75)	(0.62)	(0.36)	(0.49)	—
Total dividends and distributions	(0.34)	(0.75)	(0.62)	(0.36)	(0.49)	—
Net asset value, end of period	$7.91	$9.44	$10.39	$10.29	$10.52	$10.39

Total Investment Return[3]
Based on net asset value	(12.60)%[4]	(2.58)%	7.28%	1.23%	6.05%	0.78%

Ratios to Average Net Assets
Total expenses, net of waiver	2.99%[5]	2.90%	2.84%	2.76%	2.75%	2.76%
Total expenses	3.02%[5]	2.90%	2.84%	2.76%	2.75%	2.76%
Net investment loss	(0.47)%[5]	(0.95)%	(0.72)%	(0.63)%	(0.06)%	(0.75)%

Supplemental Data
Net assets, end of period (000)	$18,005	$23,988	$30,898	$39,561	$53,459	$71,216
Portfolio turnover	44%	99%	81%	46%	58%	71%

1 Based on average shares outstanding.
2 Amount is less than ($0.01) per share.
3 Total investment returns exclude the effects of sales charges.

4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 25

Financial Highlights				BlackRock Global Growth Fund, Inc.

Six Months Ended
February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
			Institutional
Per Share Operating Performance
Net asset value, beginning of period	$15.85	$16.66	$12.71	$10.72	$8.56	$7.58
Net investment income[1]	0.03	0.16	0.16	0.09	0.16	0.09
Net realized and unrealized gain (loss)[2]	(7.10)	(0.84)	3.80	2.07	2.03	0.89
Net increase (decrease) from investment operations	(7.07)	(0.68)	3.96	2.16	2.19	0.98
Dividends from net investment income	(0.11)	(0.13)	(0.01)	(0.17)	(0.03)	—
Net asset value, end of period	$8.67	$15.85	$16.66	$12.71	$10.72	$8.56

Total Investment Return[3]
Based on net asset value	(44.70)%[4]	(4.21)%	31.17%	20.41%	25.58%	12.93%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	1.06%[5]	0.97%	1.01%	1.12%	1.13%	1.13%
Total expenses before fees paid indirectly	1.06%[5]	0.97%	1.01%	1.12%	1.13%	1.13%
Total expenses	1.06%[5]	0.97%	1.01%	1.12%	1.13%	1.13%
Net investment income	0.61%[5]	0.87%	1.07%	0.71%	1.60%	1.05%

Supplemental Data
Net assets, end of period (000)	$100,582	$216,839	$284,754	$144,560	$114,007	$106,785
Portfolio turnover	124%	94%	91%	80%	109%	72%

			Investor A
Per Share Operating Performance
Net asset value, beginning of period	$15.63	$16.44	$12.57	$10.60	$8.47	$7.51
Net investment income[1]	0.02	0.11	0.11	0.06	0.13	0.07
Net realized and unrealized gain (loss)	(7.01)	(0.83)	3.76	2.05	2.00	0.89
Net increase (decrease) from investment operations	(6.99)	(0.72)	3.87	2.11	2.13	0.96
Dividends from net investment income	(0.07)	(0.09)	—	(0.14)	(0.00)[6]	—
Net asset value, end of period	$8.57	$15.63	$16.44	$12.57	$10.60	$8.47

Total Investment Return[3]
Based on net asset value	(44.79)%[4]	(4.47)%	30.79%	20.13%	25.17%	12.78%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	1.36%[5]	1.25%	1.30%	1.35%	1.38%	1.37%
Total expenses before fees paid indirectly	1.36%[5]	1.25%	1.30%	1.35%	1.38%	1.37%
Total expenses	1.36%[5]	1.25%	1.30%	1.35%	1.38%	1.37%
Net investment income	0.31%[5]	0.62%	0.75%	0.53%	1.35%	0.87%

Supplemental Data
Net assets, end of period (000)	$158,464	$316,147	$288,912	$227,792	$93,408	$98,519
Portfolio turnover	124%	94%	91%	80%	109%	72%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Annualized.
6 Amount is less than ($0.01) per share.

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Financial Highlights (continued)				BlackRock Global Growth Fund, Inc.

Six Months Ended
February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
			Investor B
Per Share Operating Performance
Net asset value, beginning of period	$14.83	$15.66	$12.07	$10.17	$8.19	$7.32
Net investment income (loss)[1]	(0.04)	(0.04)	(0.01)	(0.06)	0.05	0.00[2]
Net realized and unrealized gain (loss)[3]	(6.64)	(0.79)	3.60	2.00	1.93	0.87
Net increase (decrease) from investment operations	(6.68)	(0.83)	3.59	1.94	1.98	0.87
Dividends from net investment income	—	—	—	(0.04)	—	—
Net asset value, end of period	$8.15	$14.83	$15.66	$12.07	$10.17	$8.19

Total Investment Return[4]
Based on net asset value	(45.04)%[5]	(5.30)%	29.74%	19.18%	24.18%	11.89%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	2.36%[6]	2.11%	2.15%	2.18%	2.16%	2.16%
Total expenses before fees paid indirectly	2.36%[6]	2.11%	2.15%	2.18%	2.16%	2.16%
Total expenses	2.36%[6]	2.11%	2.15%	2.18%	2.16%	2.16%
Net investment income (loss)	(0.70)%[6]	(0.25)%	(0.10)%	(0.56)%	0.56%	0.05%

Supplemental Data
Net assets, end of period (000)	$10,589	$27,988	$47,186	$62,390	$212,353	$ 252,691
Portfolio turnover	124%	94%	91%	80%	109%	72%

			Investor C
Per Share Operating Performance
Net asset value, beginning of period	$14.83	$15.65	$12.06	$10.17	$8.19	$7.32
Net investment income (loss)[1]	(0.03)	(0.02)	(0.01)	(0.04)	0.05	0.00[2]
Net realized and unrealized gain (loss)[3]	(6.64)	(0.80)	3.60	1.98	1.93	0.87
Net increase (decrease) from investment operations	(6.67)	(0.82)	3.59	1.94	1.98	0.87
Dividends from net investment income (loss)	—	—	—	(0.05)	—	—
Net asset value, end of period	$8.16	$14.83	$15.65	$12.06	$10.17	$8.19

Total Investment Return[4]
Based on net asset value	(44.98)%[5]	(5.24)%	29.77%	19.15%	24.18%	11.89%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	2.18%[6]	2.03%	2.10%	2.16%	2.18%	2.18%
Total expenses before fees paid indirectly	2.18%[6]	2.03%	2.10%	2.16%	2.18%	2.18%
Total expenses	2.18%[6]	2.03%	2.10%	2.16%	2.18%	2.18%
Net investment income (loss)	(0.51)%[6]	(0.15)%	(0.04)%	(0.36)%	0.55%	0.05%

Supplemental Data
Net assets, end of period (000)	$45,249	$92,737	$70,835	$56,567	$5,507	$ 60,771
Portfolio turnover	124%	94%	91%	80%	109%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Includes a redemption fee, which is less than $0.01 per share.
4 Total investment return excludes the effects of sales charges.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 27

Financial Highlights (concluded)				BlackRock Global Growth Fund, Inc.

Six Months Ended
February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
			Class R
Per Share Operating Performance
Net asset value, beginning of period	$15.20	$16.04	$12.30	$10.42	$8.36	$7.39
Net investment income (loss)[1]	(0.01)	0.04	0.06	0.03	0.06	0.08
Net realized and unrealized gain (loss)[2]	(6.81)	(0.80)	3.68	2.00	2.01	0.89
Net increase (decrease) from investment operations	(6.82)	(0.76)	3.74	2.03	2.07	0.97
Dividends from net investment income	(0.06)	(0.08)	—	(0.15)	(0.01)	—
Net asset value, end of period	$8.32	$15.20	$16.04	$12.30	$10.42	$8.36

Total Investment Return
Based on net asset value	(44.93)%[3]	(4.81)%	30.41%	19.78%	24.81%	13.13%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	1.78%[4]	1.63%	1.63%	1.62%	1.79%	1.56%
Total expenses before fees paid indirectly	1.78%[4]	1.63%	1.63%	1.62%	1.79%	1.56%
Total expenses	1.78%[4]	1.63%	1.63%	1.62%	1.79%	1.56%
Net investment income (loss)	(0.11)%[4]	0.26%	0.44%	0.23%	0.99%	1.36%

Supplemental Data
Net assets, end of period (000)	$9,669	$15,236	$3,880	$1,475	$705	$166
Portfolio turnover	124%	94%	91%	80%	109%	72%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Financial Highlights					BlackRock Focus Growth Fund, Inc.

	Six Months	Period
	Ended	December 1,
	February 28,	2007 to
	2009	August 31,		Year Ended November 30,
	(Unaudited)	2008	2007	2006	2005	2004	2003
				Institutional
Per Share Operating Performance
Net asset value, beginning of period	$2.34	$2.52	$2.01	$1.82	$1.65	$1.57	$1.28
Net investment loss[1]	(0.01)	(0.02)	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(0.85)	(0.16)	0.53	0.20	0.19	0.09	0.31
Net increase (decrease) from investment operations	(0.86)	(0.18)	0.51	0.19	0.17	0.08	0.29
Net asset value, end of period	$1.48	$2.34	$2.52	$2.01	$1.82	$1.65	$1.57

Total Investment Return[2]
Based on net asset value	(36.75%)[3]	(7.14)%[3]	25.37%	10.44%	10.30%	5.10%	22.66%

Ratios to Average Net Assets[4]
Total expenses after waiver	1.78%[5]	1.47%[5]	1.40%	1.55%	1.63%	1.70%	1.86%
Total expenses	1.78%[5]	1.53%[5]	1.40%	1.55%	1.63%	1.70%	1.86%
Net investment loss	(0.81)%[5]	(0.86)%[5]	(0.98)%	(0.66)%	(0.92)%	(0.83)%	(1.33)%

Supplemental Data
Net assets, end of period (000)	$7,520	$13,073	$15,357	$14,217	$16,277	$20,962	$27,105
Portfolio turnover of the Master LLC	132%	105%	145%	117%	143%	183%	316%

				Investor A
Per Share Operating Performance
Net asset value, beginning of period	$2.28	$2.47	$1.98	$1.80	$1.63	$1.56	$1.27
Net investment loss[1]	(0.01)	(0.03)	(0.03)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.83)	(0.16)	0.52	0.20	0.19	0.09	0.31
Net increase (decrease) from investment operations	(0.84)	(0.19)	0.49	0.18	0.17	0.07	0.29
Net asset value, end of period	$1.44	$2.28	$2.47	$1.98	$1.80	$1.63	$1.56

Total Investment Return[2]
Based on net asset value	(36.84)%[3]	(7.69)%[3]	24.75%	10.00%	10.43%	4.49%	22.83%

Ratios to Average Net Assets[4]
Total expenses after waiver	2.23%[5]	2.03%[5]	1.84%	1.80%	1.88%	1.95%	2.10%
Total expenses	2.51%[5]	2.09%[5]	1.84%	1.80%	1.88%	1.95%	2.10%
Net investment loss	(1.23)%[5]	(1.42)%[5]	(1.41)%	(0.92)%	(1.17)%	(1.08)%	(1.57)%

Supplemental Data
Net assets, end of period (000)	$ 15,887	$23,111	$9,291	$8,534	$10,146	$13,494	$18,007
Portfolio turnover of the Master LLC	132%	105%	145%	117%	143%	183%	316%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Includes the Fund’s share of the Trust’s allocated expenses and/or net investment income.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 29

Financial Highlights (concluded)					BlackRock Focus Growth Fund, Inc.

	Six Months	Period
	Ended	December 1,
	February 28,	2007 to
	2009	August 31,		Year Ended November 30,
	(Unaudited)	2008	2007	2006	2005	2004	2003
				Investor B
Per Share Operating Performance
Net asset value, beginning of period	$2.12	$2.31	$1.87	$1.71	$1.57	$1.51	$1.24
Net investment loss[1]	(0.02)	(0.04)	(0.05)	(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(0.77)	(0.15)	0.49	0.19	0.17	0.09	0.30
Net increase (decrease) from investment operations	(0.79)	(0.19)	0.44	0.16	0.14	0.06	0.27
Net asset value, end of period	$1.33	$2.12	$2.31	$1.87	$1.71	$1.57	$1.51

Total Investment Return[2]
Based on net asset value	(37.26)%[3]	(8.23)%[3]	23.53%	9.36%	8.92%	3.97%	21.77%

Ratios to Average Net Assets[4]
Total expenses after waiver	2.97%[5]	2.91%[5]	2.71%	2.66%	2.75%	2.81%	2.98%
Total expenses	3.33%[5]	2.97%[5]	2.71%	2.66%	2.75%	2.81%	2.98%
Net investment loss	(2.05)%[5]	(2.32)%[5]	(2.29)%	(1.77)%	(2.04)%	(1.93)%	(2.45)%

Supplemental Data
Net assets, end of period (000)	$3,948	$10,367	$29,326	$33,161	$45,104	$67,922	$89,384
Portfolio turnover of the Master LLC	132%	105%	145%	117%	143%	183%	316%

				Investor C
Per Share Operating Performance
Net asset value, beginning of period	$2.12	$2.31	$ 1.86	$ 1.71	$1.56	$1.51	$1.24
Net investment loss[1]	(0.02)	(0.04)	(0.05)	(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(0.77)	(0.15)	0.50	0.18	0.18	0.08	0.30
Net increase (decrease) from investment operations	(0.79)	(0.19)	0.45	0.15	0.15	0.05	0.27
Net asset value, end of period	$1.33	$2.12	$ 2.31	$ 1.86	$1.71	$1.56	$1.51

Total Investment Return[2]
Based on net asset value	(37.26)%[3]	(8.23)%[3]	24.19%	8.77%	9.62%	3.31%	21.77%

Ratios to Average Net Assets[4]
Total expenses after waiver	2.98%[5]	2.87%[5]	2.75%	2.68%	2.77%	2.83%	3.01%
Total expenses	3.29%[5]	2.93%[5]	2.75%	2.68%	2.77%	2.83%	3.01%
Net investment loss	(2.01)%[5]	(2.27)%[5]	(2.32)%	(1.79)%	(2.06)%	(1.95)%	(2.49)%

Supplemental Data
Net assets, end of period (000)	$ 10,680	$18,534	$20,998	$20,928	$27,457	$41,234	$53,202
Portfolio turnover of the Master LLC	132%	105%	145%	117%	143%	316%	316%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of any sales charges.
3 Aggregate total investment return.
4 Includes the Fund’s share of the Trust’s allocated expenses and/or net investment income.
5 Annualized.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Fundamental Growth Principal Protected Fund (“Fundamental
Growth Principal Protected”), which is part of BlackRock Principal Protected
Trust (the “Trust”), BlackRock Global Growth Fund, Inc. (“Global Growth”)
and BlackRock Focus Growth Fund, Inc. (“Focus Growth”) (referred to as the “Funds” or individually as the “Fund”), are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a Delaware statutory trust and Focus Growth and Global Growth are organized as Maryland corporations. Focus Growth is registered as a non-
diversified, open-end management investment company. Fundamental
Growth Principal Protected and Global Growth are registered as diversified, open-end management investment companies. The Funds’ financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are offered only by BlackRock Global Growth Fund,
Inc. and are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and
Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

Shares of Fundamental Growth Principal Protected were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the “Guarantee
Maturity Date”), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the
Guarantee Maturity Date without the principal protection feature.

Focus Growth seeks to achieve its investment objective by investing all of its assets in the Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of
Focus Growth’s investment in the Master LLC reflects the Fund’s propor-
tionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Invest-
ments, are included elsewhere in this report and should be read in con-
junction with Focus Growth’s financial statements. The percentage of the
Master LLC owned by Focus Growth at February 28, 2009 was 100%.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Equity investments traded on a recognized secu-
rities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applica-
ble. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is deter-
mined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. The Funds value their investments in
BlackRock Liquidity Series, LLC Cash Sweep Series and Money Market
Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-
the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

The Funds value their bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the
“Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”).
When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the
Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Funds are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE.
Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (for example, a company

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (continued)

announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Focus Growth records its investment in the Master LLC at fair value.
Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included else-
where in this report.

Focus Growth has adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessar-
ily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28,
2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2	$ 38,075,293
Level 3	—
Total	$ 38,075,293

Derivative Instruments: Fundamental Growth Principal Protected and
Global Growth may invest in various derivative instruments, including futures and forward currency contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market with-
out owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, includ-
ing the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the trans-
action and illiquidity of the derivative instrument. Each Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require each Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation each Fund can realize on an investment or may cause each Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

•Financial futures contracts — Each Fund may purchase or sell financial futures contracts and options on futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or pay-
ments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•Options — The Funds may purchase and write call and put options.
A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added
to) the proceeds of the security sold. When an option expires (or the
Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an agreement

32 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (continued)

where the counterparty to the transaction borrows the underlying secu-
rity from the Fund in a securities lending transaction.

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Trust to the risk of default by the counterparty to the transaction.

•Forward currency contracts — A forward currency contract is an agree-
ment between two parties to buy and sell a currency at a set exchange rate on a future date. Each Fund may enter into foreign currency contracts as a hedge against either specific transactions or portfolio positions. Foreign currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counter-
parties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

Foreign Currency Transactions: Foreign currency amounts are translated into
United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) pur-
chases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that each Fund segregates assets in connection with certain invest-
ments (e.g., financial futures contracts, forward currency contracts, written options and options), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-divi-
dend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have deter-
mined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Funds are recorded on the ex-dividend dates.

Securities Lending: The Funds may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Funds on the next business day. The Funds typically receive income on loaned securities but do not receive income on the collateral. The Funds may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities trans-
actions. The Funds may pay reasonable lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insol-
vency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds could also suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Funds file US federal and various state local tax returns. No income tax returns are currently under examination. The statute of limitations on the
Funds’ US federal tax returns remain open for the four years ended August
31, 2008 for Fundamental Growth Principal Protected and Global Growth;
and for the three years ended November 30, 2007 and the year ended
August 31, 2008 for Focus Growth. The statute of limitations on the Funds’
state and local tax returns may remain open for an additional year depend-
ing on the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve finan-
cial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses deriva-
tives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (continued)

effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: Fundamental Growth Principal Protected recorded a bank overdraft due to estimates of available cash.

Other: Expenses directly related to the Funds or their classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of
America Corporation (“BAC”) are the largest stockholders of BlackRock,
Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1,
2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition,
PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services,
Fundamental Growth Principal Protected pays the Advisor a monthly fee at an annual rate of 0.65% of the average daily value of the Fund’s net assets. Global Growth pays the Advisor a monthly fee at an annual rate of
0.75% of the average daily value of the Fund’s net assets not exceeding
$1.5 billion and 0.725% of the average daily value of the Fund’s net assets in excess of $1.5 billion. The Advisor has entered into a contractual agreement with Fundamental Growth Principal Protected under which the advisor has agreed to contractually waive or reimburse fees or expenses to limit net expenses (excluding interest expense, acquired fund fees and expenses and certain other Fund expenses) to 2.24% (for Investor A
Shares), 2.99% (for Investor B and Investor C Shares) and 1.99% (for
Institutional Shares) of average daily net assets. This arrangement has a one-year term and is automatically renewable.

Focus Growth Fund has entered into an Administration Agreement with
BlackRock Advisors, LLC to provide administrative services (other than investment advise and related portfolio activities). For such services the
Fund pays the administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets.

The Advisor has contractually agreed to waive the investment advisory fee of
Focus Growth paid to the Master LLC and the administration fee of Focus
Growth, as necessary, to reduce the sum of the advisory fee (as a percent-
age of the average daily net assets of the Master LLC) and the administra-
tion fee (as a percentage of the daily net assets of the Fund) from 0.85%

to 0.65%. In addition, the Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit net expenses for Focus
Growth (excluding interest expense, acquired fund fees and expenses and certain other Fund expenses) as a percentage of average daily net assets allocated to each class as follows: 2.25% (for Investor A Shares), 3.00%
(for Investor B and Investor C Shares) and 2.00% (for Institutional Shares)
of the Fund’s average daily net assets. These contractual waiver agreements have a one year term and are renewable annually.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended February 28, 2009, the Funds reimbursed the
Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement from Advisor
Fundamental Growth Principal Protected	$ 406
Global Growth	$5,867

Each Fund received an exemptive order from the SEC permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”), a wholly owned subsidiary of Merrill Lynch or its affiliates.
Pursuant to that order, the Funds have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share on income earned by each Fund on such investments is shown as securities lending — affiliated on the Statements of Operations. For the six months ended February 28, 2009, BIM received $1,105 in securities lending agent fees from Global Growth.

Effective October 1, 2008, the Funds entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc.
(“BDI”) (collectively, the “Distributor”) as the sole distributor of the Funds.
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and
BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

34 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (continued)

Pursuant to sub-agreements with the Distributor and broker-dealers, including MLPF&S, the Distributor provides shareholder servicing and distribution services to the Funds. The ongoing service fee and/or distribu-
tion fee compensates the Distributor and each broker-dealer (including
MLPF&S) for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended February 28, 2009, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of Investor A Shares as follows:

Investor A
Global Growth	$16,138
Focus Growth	$ 2,887

For the six months ended February 28, 2009, affiliates received contingent deferred sales charges relating to transactions in Investor B and Investor C
Shares as follows:

	Investor B	Investor C
Fundamental Growth Principal Protected	$9,537	—
Global Growth	$12,065	$15,245
Focus Growth	$1,876	$ 3,710

In addition, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers on Investor A
Shares as follows:

Investor A
Global Growth	$4,512
Focus Growth	$359

The Trust, on behalf of Fundamental Growth Principal Protected, has entered into a Financial Warranty Agreement with Main Place Funding, LLC
(the “Warranty Provider”). The Financial Warranty Agreement is intended to ensure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder’s account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all divi-
dends and distributions received from the Fund have been reinvested and no shares have been redeemed (the “Guaranteed Amount”). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to 0.80% of the Fund’s average daily net assets during the Guarantee Period. If the value of the Fund’s assets on the Guarantee
Maturity Date is insufficient to result in the value of each shareholder’s account being at least equal to the shareholder’s Guaranteed Amount, the
Warranty Provider will pay the Fund an amount sufficient to ensure that each shareholder’s account can be redeemed for an amount equal to his or her Guaranteed Amount.

In addition, MLPF&S received commissions on the execution of portfolio security transactions for the Funds for the six months ended February 28,
2009 as follows:

Commissions
Fundamental Growth Principal Protected	$1,789
Global Growth	$54,827
Focus Growth	$2,999

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned sub-
sidiary of PNC and an affiliate of the Advisor, is the Funds’ transfer agent.
Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agent fees borne by each class of the
Funds are comprised of those fees charged for all shareholder communica-
tions including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates of Merrill Lynch provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service.
For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended February 28, 2009, the Funds paid the following amounts in return for these services, which are included in transfer agent fees in the accom-
panying Statements of Operations:

Fundamental Growth Principal Protected	$ 32,172
Global Growth	$340,974
Focus Growth	$125,105

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds.
For the six months ended February 28, 2009, Fundamental Growth
Principal Protected earned $17, Global Growth Fund earned $197 and
Focus Value earned $82, which is included in income — affiliated in the
Statements of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to each Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of each
Funds’ shares. During the six months ended February 28, 2009, the follow-
ing amounts have been accrued by the Funds to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Fundamental Growth	Call Center
Principal Protected	Fees
Institutional	$17
Investor A	$44
Investor B	$419
Investor C	$295
Call Center
Global Growth	Fees
Institutional	$2,230
Investor A	$7,104
Investor B	$922
Investor C	$2,167
Class R	$194

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (continued)

Call Center
Focus Growth	Fees
Institutional	$ 180
Investor A	$1,428
Investor B	$ 708
Investor C	$1,170

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimbursed the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities and
US Government securities, for the six months ended February 28, 2009 were as follows:

	Purchases	Sales
Fundamental Growth Principal Protected	$ 7,295,160	$ 9,476,079
Global Growth	$533,344,284	$602,945,154
Focus Growth	$ 63,870,102	$ 59,381,230

Purchases and sales of US Government securities for the six months ended
February 28, 2009 were $15,846,670 and $21,903,066, respectively, for
Fundamental Growth Principal Protected.

Transactions in options written for the six months ended February 28, 2009 were as follows:

Global Growth

Call Options		Premiums
Written	Contracts	Received
Outstanding call options written, beginning
of period	—	—
Options written	697	$ 301,111
Options closed	(357)	(270,171)
Options expired	—	—
Options exercised	(340)	(30,940)
Outstanding call options written, end of period	—	—

Put Options		Premiums
Written	Contracts	Received
Outstanding put options written, beginning
of period	—	—
Options written	697	$ 321,230
Options closed	(357)	(292,670)
Options expired	(340)	(28,560)
Outstanding put options written, end of period	—	—

4. Short-Term Borrowings:

The Trust, on behalf of Fundamental Growth Principal Protected, Global
Growth and Focus Growth (through its investment in the Master LLC), along with certain other funds managed by the Advisor and its affiliates, are par-
ties to a $500 million credit agreement with a group of lenders, which expired in November 2008 and was subsequently renewed until November

2009. Each Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for leverage.
Each Fund may borrow up to the maximum amount allowable under each
Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Funds paid their pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on each Funds’ net assets as of October 31, 2008. Each
Fund pays a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts bor-
rowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month
LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX
Index (as defined in the credit agreement) in effect from time to time. The
Funds did not borrow under the credit agreement during the six months ended January 31, 2009.

5. Capital Loss Carryforward:

As of August 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Fundamental
Growth
Expires	Principal	Focus	Global
August 31,	Protected	Growth	Growth
2009	—	$1,109,040,883	$ 3,964,136
2010	—	266,652,046	3,964,136
2011	—	—	291,266,565
Total	—	$1,375,692,929	$299,194,837

6. Geographic Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transac-
tions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

Global Growth invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. Please see the Schedule of Investments for concentrations in specific countries.

As of February 28, 2009, Global Growth had the following industry classifications:

36 SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Notes to Financial Statements (continued)

	Percent of				Percent of
	Long-Term				Long-Term
Industry	Investments	Industry (concluded)			Investments
Oil, Gas & Consumable Fuels	11%	Real Estate Investment Trusts (REITs)			1
Commercial Banks	7	Food & Staples Retailing			1
Pharmaceuticals	6	Specialty Retail			1
Metals & Mining	6	Multiline Retail			1
Food Products	5	Beverages			1
Semiconductors & Semiconductor Equipment	5	Health Care Equipment & Supplies			1
Insurance	4	Internet Software & Services			1
Biotechnology	4	Chemicals			1
Machinery	4	Multi-Utilities			1
Wireless Telecommunications	3	Electrical Equipment			1
Capital Markets	3	Airlines			1
Media	2	Construction & Engineering			1
Computers & Peripherals	2	Tobacco			1
Automobiles	2	Diversified Consumer Services			1
Diversified Financial Services	2	Thrifts & Mortgage Finance			1
Communications Equipment	2	Real Estate Management & Development			1
Textiles, Apparel & Luxury Goods	2	Trading Companies & Distributors			1
Diversified Telecommunication Services	2	Air Freight & Logistics			1
Health Care Providers & Services	2	Household Products			1
Electric Utilities	2	Gas Utilities			1
Software	1	Independent Power Producers & Energy Traders			1
Energy Equipment & Services	1
Hotels, Restaurants & Leisure	1

7. Capital Share Transactions:
Transactions in shares for each class were as follows:
		Six Months
		Ended			Year Ended
		February 28, 2009		August 31, 2008
Fundamental Growth Principal Protected		Shares	Amount	Shares	Amount
Institutional
Shares issued to shareholders in reinvestment of distributions		10,568	$87,608	35,237	$256,357
Shares redeemed		(29,224)	(256,836)	(125,512)	(1,162,084)
Net decrease		(18,656)	$(169,228)	(90,275)	$(905,727)

Investor A
Shares issued to shareholders in reinvestment of distributions		13,398	$110,269	27,308	$288,924
Shares redeemed		(51,172)	(438,909)	(102,006)	(1,048,030)
Net decrease		(37,774)	$(328,640)	(74,698)	$(759,106)

Investor B
Shares issued to shareholders in reinvestment of distributions		119,747	$953,061	258,348	$ 2,673,897
Shares redeemed or converted		(508,427)	(4,233,341)	(963,784)	(9,572,751)
Net decrease		(388,680)	$(3,280,280)	(705,436)	$(6,898,854)

Investor C
Shares issued to shareholders in reinvestment of distributions		90,351	$722,808	186,552	$ 1,936,406
Shares redeemed		(357,259)	(2,997,421)	(617,522)	(6,190,589)
Net decrease		(266,908)	$(2,274,613)	(430,970)	$(4,254,183)

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (continued)

		Six Months
		Ended		Year Ended
	February 28, 2009		August 31, 2008
Global Growth	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,462,989	$ 16,243,389	8,160,187	$148,504,831
Shares issued to shareholders in reinvestment of dividends and distributions	87,187	875,721	95,172	1,809,694
Total issued	1,550,176	17,119,110	8,255,359	150,314,525
Shares redeemed	(3,630,158)	(38,955,886)	(11,668,964)	(202,340,763)
Net decrease	(2,079,982)	$(21,836,776)	(3,413,605)	$ (52,026,238)

Investor A
Shares sold	1,520,840	$ 17,047,742	6,854,300	$120,596,124
Shares issued to shareholders in reinvestment of dividends	108,753	1,080,631	69,508	1,306,495
Total issued	1,629,593	18,128,373	6,923,808	121,902,619
Shares redeemed	(3,369,214)	(36,644,757)	(4,272,054)	(73,273,053)
Net increase (decrease)	(1,739,621)	$(18,516,384)	2,651,754	$48,629,566

Investor B
Shares sold	75,018	$777,794	559,983	$9,525,765
Shares redeemed and automatic conversion of shares	(662,433)	(6,926,442)	(1,685,782)	(27,749,764)
Net decrease	(587,415)	$ (6,148,648)	(1,125,799)	$ (18,223,999)

Investor C
Shares sold	493,140	$4,940,167	2,840,215	$48,484,913
Shares redeemed	(1,197,464)	(12,510,805)	(1,115,071)	(18,116,558)
Net increase (decrease)	(704,324)	$ (7,570,638)	1,725,144	$30,368,355

Class R
Shares sold	424,034	$4,408,905	945,516	$16,231,513
Shares issued to shareholders in reinvestment of dividends	6,333	61,239	1,304	23,918
Total issued	430,367	4,470,144	946,820	16,255,431
Shares redeemed	(271,182)	(2,842,020)	(186,348)	(3,137,378)
Net increase	159,185	$1,628,124	760,472	$13,118,053

For Global Growth, there is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

38 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (concluded)

		Six Months			Period
		Ended		December 1, 2007 to			Year Ended
	February 28, 2009			August 31, 2008		November 30, 2007
Focus Growth	Shares		Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	352,732		$597,686	1,421,849	$3,418,861	2,007,319	$4,746,708
Shares redeemed	(846,415)		(1,434,497)	(1,932,537)	(4,585,953)	(2,986,244)	(6,901,292)
Net decrease	(493,683)		$(836,811)	(510,688)	$ (1,167,092)	(978,925)	$(2,154,584)

Investor A
Shares sold and automatic conversion of shares	2,308,591		$3,729,545	7,845,001	$ 17,700,648	496,150	$1,139,737
Shares redeemed	(1,382,739)		(2,167,922)	(1,490,326)	(3,478,960)	(1,047,955)	(2,245,242)
Net increase (decrease)	925,852		$1,561,623	6,354,675	$ 14,221,688	(551,805)	$(1,105,505)

Investor B
Shares sold	98,052		$145,552	326,534	$719,312	279,590	$581,482
Shares redeemed and automatic conversion
of shares	(2,018,026)		(2,983,151)	(8,130,942)	(17,088,676)	(5,350,086)	(10,743,034)
Net decrease	(1,919,974)		$(2,837,599)	(7,804,408)	$(16,369,364)	(5,070,496)	$(10,161,552)

Investor C
Shares sold	716,183		$1,117,596	884,936	$1,935,396	558,194	$1,178,193
Shares redeemed	(1,427,936)		(2,114,648)	(1,249,252)	(2,735,049)	(2,679,670)	(5,380,917)
Net decrease	(711,753)		$(997,052)	(364,316)	$(799,653)	(2,121,476)	$(4,202,724)

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Portfolio Information as of February 28, 2009

Master Focus Growth LLC

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Industry Representation	Investments
Danaher Corp.	5%	Software	8%
The Coca-Cola Co.	5	Pharmaceuticals	7
Kohl’s Corp.	4	Communications Equipment	7
Google, Inc. Class A	4	Machinery	7
QUALCOMM, Inc.	4	Health Care Providers & Services	6
Abbott Laboratories	4	Oil, Gas & Consumable Fuels	6
Philip Morris International, Inc.	4	Biotechnology	5
Wal-Mart Stores, Inc.	4	Semiconductors & Semiconductor Equipment	5
Petroleo Brasileiro SA	4	Computers & Peripherals	5
Apollo Group, Inc. Class A	4	Beverages	5
		Internet Software & Services	4
		Multiline Retail	4
		Tobacco	4
		Food & Staples Retailing	4
		Diversified Consumer Services	3
		Wireless Telecommunication Services	3
		Hotels, Restaurants & Leisure	3
		Energy Equipment & Services	3
		Aerospace & Defense	2
		Insurance	2
		Metals & Mining	2
		Airlines	2
		Internet & Catalog Retail	2
		Diversified Financial Services	1

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

40 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)

BlackRock Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.3%
Honeywell International, Inc.	32,800	$880,024
Airlines — 1.5%
Delta Air Lines, Inc. (a)	117,500	591,025
Beverages — 4.5%
The Coca-Cola Co.	42,100	1,719,785
Biotechnology — 5.2%
Celgene Corp. (a)	19,100	854,343
Genzyme Corp. (a)	18,200	1,108,926
		1,963,269
Communications Equipment — 7.3%
Cisco Systems, Inc. (a)	79,800	1,162,686
QUALCOMM, Inc.	48,100	1,607,983
		2,770,669
Computers & Peripherals — 4.7%
Apple, Inc. (a)	11,100	991,341
Hewlett-Packard Co.	27,200	789,616
		1,780,957
Diversified Consumer Services — 3.5%
Apollo Group, Inc. Class A (a)	18,400	1,334,000
Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	23,200	530,120
Energy Equipment & Services — 2.8%
Transocean Ltd. (a)	17,900	1,069,883
Food & Staples Retailing — 3.6%
Wal-Mart Stores, Inc.	27,600	1,359,024
Health Care Providers & Services — 5.6%
Medco Health Solutions, Inc. (a)	29,400	1,193,052
UnitedHealth Group, Inc.	50,700	996,255
		2,189,307
Hotels, Restaurants & Leisure — 3.3%
Burger King Holdings, Inc.	58,600	1,259,314
Insurance — 2.2%
The Travelers Cos., Inc.	22,800	824,220
Internet & Catalog Retail — 1.6%
Amazon.com, Inc. (a)	9,200	596,068
Internet Software & Services — 4.3%
Google, Inc. Class A (a)	4,850	1,639,252
Machinery — 6.7%
Cummins, Inc.	33,600	698,880
Danaher Corp.	36,400	1,847,664
		2,546,544
Metals & Mining — 1.8%
Agnico-Eagle Mines Ltd.	13,900	693,054
Multiline Retail — 4.3%
Kohl’s Corp. (a)	46,800	1,644,552
Oil, Gas & Consumable Fuels — 5.8%
EOG Resources, Inc.	17,000	850,680
Petroleo Brasileiro SA (b)	49,000	1,358,770
		2,209,450

Common Stocks	Shares	Value

Pharmaceuticals — 7.4%
Abbott Laboratories	32,900	$1,557,486
Teva Pharmaceutical Industries Ltd. (b)	27,900	1,243,782
		2,801,268
Semiconductors & Semiconductor
Equipment — 5.0%
Lam Research Corp. (a)	48,000	938,880
PMC-Sierra, Inc. (a)	191,100	976,521
		1,915,401
Software — 7.7%
Activision Blizzard, Inc. (a)	107,200	1,075,216
Check Point Software Technologies Ltd. (a)	43,800	962,286
Salesforce.com, Inc. (a)	31,400	879,200
		2,916,702
Tobacco — 4.0%
Philip Morris International, Inc.	45,600	1,526,232
Wireless Telecommunication Services — 3.4%
American Tower Corp. Class A (a)	44,400	1,292,928
Total Long-Term Investments
(Cost — $44,217,851) — 99.9%		38,053,048

	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.73% (c)(d)	$ 409	408,655
Total Short-Term Securities
(Cost — $408,655) — 1.1%		408,655
Total Investments (Cost — $44,626,506*) — 101.0%		38,461,703
Liabilities in Excess of Other Assets — (1.0)%		(386,410)
Net Assets — 100.0%		$38,075,293

* The cost and unrealized appreciation (depreciation) of investments as of February
28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$44,580,183
Gross unrealized appreciation	$670,209
Gross unrealized depreciation	(6,788,689)
Net unrealized depreciation	$(6,118,480)

(a) Non-income producing security.
(b) Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Master LLC, for pur-
poses of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(1,123,846)	$8,748

(d) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Schedule of Investments (concluded)

BlackRock Master Focus Growth LLC

•For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.
•Effective December 1, 2008, the Master LLC adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Master LLC’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in deter-
mining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 38,053,048
Level 2	408,655
Level 3	—
Total	$ 38,461,703

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Statement of Assets and Liabilities	BlackRock Master Focus Growth LLC

February 28, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $44,217,851)	$38,053,048
Investments at value — affiliated (cost — $408,655)	408,655
Investments sold receivable	2,941,116
Dividends receivable	39,514
Prepaid expenses	1,363
Other assets receivable	33,604
Total assets	41,477,300

Liabilities

Bank overdraft	318
Investments purchased payable	3,328,793
Withdrawals payable to the investor	28,899
Investment advisory fees payable	12,256
Officer’s and Directors’ payable	3,238
Other affiliates payable	450
Other accrued expenses payable	28,053
Total liabilities	3,402,007
Net Assets	$38,075,293

Net Assets Consist of

Investors’ capital	$44,240,096
Net unrealized appreciation/depreciation	(6,164,803)
Net Assets	$38,075,293

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Statement of Operations	BlackRock Master Focus Growth LLC

	Six Months	Period
	Ended	December 1,
	February 28,	2007 to	Year Ended
	2009	August 31,	November 30,
	(Unaudited)	2008	2007

Investment Income

Dividends	$ 207,060	$262,831	$233,564
Foreign withholding tax	—	(6,314)	(4,832)
Income — affiliated	8,830	50,530	80,423
Securities lending	—	—	3,467
Total income	215,890	307,047	312,622

Expenses

Investment advisory	133,206	306,143	443,849
Accounting services	32,124	57,969	78,245
Professional	20,206	34,013	33,144
Custodian	15,694	21,003	23,154
Officer and Directors	7,110	15,313	13,144
Printing	1,396	2,454	4,622
Miscellaneous	3,695	6,130	10,953
Total expenses before waiver	213,431	443,025	607,111
Less fees waived by advisor	(44,402)	(102,048)	(147,950)
Total expenses after waiver	169,029	340,977	459,161
Net investment income (loss)	46,861	(33,930)	(146,539)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(15,566,327)	2,686,724	10,814,547
Options written	644,273	1,337,904	1,035,094
	(14,922,054)	4,024,628	11,849,641
Net change in unrealized appreciation/depreciation on:
Investments	(8,761,865)	(8,904,384)	5,409,876
Options written	71,268	8,176	(79,444)
	(8,690,597)	(8,896,208)	5,330,432
Total realized and unrealized loss	(23,612,651)	(4,871,580)	17,180,073
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (23,565,790)	$(4,905,510)	$17,033,534

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Statements of Changes in Net Assets					BlackRock Master Focus Growth LLC

				Six Months		Period
					Ended	December 1,
				February 28,		2007 to	Year Ended
					2009	August 31,	November 30,
Increase (Decrease) in Net Assets:				(Unaudited)		2008	2007
Operations
Net investment income (loss)					$46,861	$(33,930)	$(146,539)
Net realized gain (loss)				(14,922,054)		4,024,628	11,849,641
Net change in unrealized appreciation/depreciation					(8,690,597)	(8,896,208)	5,330,432
Net decrease in net assets resulting from operations				(23,565,790)		(4,905,510)	17,033,534

Capital Transactions
Proceeds from contributions					5,590,379	19,435,098	7,647,533
Fair value of withdrawals					(9,166,584)	(24,398,685)	(26,555,437)
Net decrease in net assets derived from capital transactions					(3,576,205)	(4,963,587)	(18,907,904)

Net Assets
Total decrease in net assets				(27,141,995)		(9,869,097)	(1,874,370)
Beginning of period					65,217,288	75,086,385	76,960,755
End of period					$38,075,293	$65,217,288	$75,086,385

Financial Highlights					BlackRock Master Focus Growth LLC

	Six Months	Period
	Ended	December 1,
	February 28,	2007 to
	2009	August 31,		Year Ended November 30,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Total Investment Return
Total investment return	(36.22)%[1]	(6.55)%[1]	26.17%	11.40%	11.30%	6.07%	23.82%

Ratios to Average Net Assets
Total expenses after waiver	0.76%[2]	0.67%[2]	0.62%	0.59%	0.63%	0.71%	0.71%
Total expenses	0.96%[2]	0.87%[2]	0.82%	0.79%	0.75%	0.73%	0.71%
Net investment income (loss)	0.21%[2]	(0.07)%[2]	(0.20)%	(0.30)%	0.07%	0.17%	(0.19)%

Supplemental Data
Net assets, end of period (000)	$ 38,075	$ 65,217 $	75,086	$76,961	$99,197	$ 143,964	$188,072
Portfolio turnover	132%	105%	145%	117%	143%	183%	316%

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (Unaudited)

BlackRock Master Focus Growth LLC

1. Organization and Significant Accounting Policies:

Master Focus Growth LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended, and is organized as a
Delaware limited liability corporation. The Limited Liability Agreement per-
mits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC.

Valuation of Investments: Equity investments traded on a recognized secu-
rities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applica-
ble. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid of ask price is available, the prior day’s price will be used unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. The Master LLC values its investment in the BlackRock Liquidity
Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-
the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Master LLC may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Options: The Master LLC may purchase and write call and put options.
A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Master LLC purchases (writes) an option, an amount equal to the premium paid (received) by the Master LLC is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise on an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceed of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the Master
LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Master
LLC writes a call option such option is “covered”, meaning that the
Master LLC holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obliga-
tion. When the Master LLC writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Master LLC bears the market risk of an unfavorable change in the price of the underlying security.
Exercise of a written option could result in the Master LLC purchasing a security at a price different from the current market value. The
Master LLC may execute transactions in both listed and over-the-
counter options. Transactions in certain over-the-counter options may expose the Master LLC to the risk of default by the counterparty to the transaction.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that the Master LLC segregates assets in connection with certain investments (e.g., options and written options), the Master LLC will, consis-
tent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with cer-
tain exchanges and third party broker-dealers, the Master LLC may also be required to deliver or deposit securities as collateral for certain investments
(e.g., written options).

46 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (continued)

BlackRock Master Focus Growth LLC

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-divi-
dend dates. Interest income is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a “pass-through-entity” for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, real-
ized and unrealized gains and losses of the Master LLC. Therefore, no fed-
eral income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master LLC is disregarded as an entity separate from its owner for tax purposes, therefore it is not required to file income tax returns.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions
with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and administra-
tion services. The PNC Financial Services Group, Inc. (“PNC”) and Bank
of America Corporation (“BAC”) are the largest stockholders of BlackRock,
Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1,
2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition,
PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee at an annual rate of
0.60% of the average daily value of the Master LLC’s net assets. The

Advisor has agreed to contractually waive the administration fees of the
Fund and the investment advisory fees of the Master LLC, as necessary to reduce the sum of the administration fee (as a percentage of the average daily net assets of the Master LLC) from 0.85% to 0.65%, and also to waive the fees and/or reimburse direct expenses of the Fund and/or
Master LLC to the extent necessary to limit the ordinary annual operating expenses of the Fund (after accounting for the waiver described above), excluding class-specific distribution and account maintenance fees, to
2.00% of the average daily net assets of the Fund for the annual period, so long as the sum of the fees waived and the expenses reimbursed by the Advisor do not exceed the amount of fees actually due to the Advisor under both the Master LLC’s investment advisory Agreement and the Fund’s administration agreement.

For the six months ended February 28, 2009, the Advisor waived $44,402.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management International Limited, an affiliate of the Advisor, under which the Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the six months ended February 28, 2009, the Master LLC reimbursed the Advisor $540 for certain accounting services, which is included in accounting services in the Statement of Operations

In addition, MLPF&S received $2,999 in commissions on the execution of portfolio security transactions for the Master LLC for the period September
1, 2008 through December 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance
Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2009 were $63,870,102 and
$59,381,230, respectively.

Transactions in options written for the six months ended February 28, 2009 were as follows:

		Premiums
	Contracts	Received
Outstanding call options written, beginning
of period	$1,807	$335,744
Options written	2,898	437,359
Options exercised	(305)	(43,252)
Options expired	(1,200)	(232,420)
Options closed	(3,200)	(497,431)
Outstanding call options written, end of period	—	—

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Notes to Financial Statements (concluded)

Transactions in put options written for the six months ended February 28,
2009 were as follows:

Premiums
	Contracts	Received
Outstanding put options written, beginning
of period	—	—
Options written	$24	$ 30,970
Options exercised	—	—
Options expired	—	—
Options closed	(24)	(30,970)
Outstanding put options written, end of period	—	—

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Master LLC paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Master LLC pays a commitment fee of 0.08% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscella-
neous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) Federal
Funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Master
LLC did not borrow under the credit agreement during the six months ended February 28, 2009.

BlackRock Master Focus Growth LLC

5. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Master LLC’s Statements of Assets and Liabilities.

48 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Officers and Directors/Trustees

Robert M. Hernandez, Chairman of the Board, Director/Trustee and
Member of the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director/Trustee
James H. Bodurtha, Director/Trustee
Bruce R. Bond, Director/Trustee
Donald W. Burton, Director/Trustee
Richard S. Davis, Director/Trustee
Stuart E. Eizenstat, Director/Trustee
Laurence D. Fink, Director/Trustee
Kenneth A. Froot, Director/Trustee
Henry Gabbay, Director/Trustee
John F. O’Brien, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Jean Margo Reid, Director/Trustee
David H. Walsh, Director/Trustee
Richard R. West, Director/Trustee and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Custodians

For BlackRock Fundamental Growth
Principal Protected Fund:
Brown Brothers Harriman & Co.
Boston, MA 02109

For BlackRock Global Growth
Fund, Inc.:
State Street Bank and Trust Company
Boston, MA 02101

For BlackRock Focus Growth Fund, Inc.:
The Bank of New York Mellon
New York, NY 10286

For All Funds:

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust
Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Funds’ Address
BlackRock Fundamental Growth Principal Protected Fund
of BlackRock Principal Protected Trust
BlackRock Global Growth Fund, Inc.
BlackRock Focus Growth Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

Additional Information (concluded)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Funds’ Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50 SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT FEBRUARY 28, 2009 51

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see BlackRock Global Growth Fund, Inc.’s prospectus for a description of risks associated with global investments.

#FGFGPGG-2/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: April 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: April 22, 2009